Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (56.6%)
$11,600	U.S. Treasury Bills(1)	(AA+, Aaa)	08/10/23	3.854	$11,584,761
15,400	U.S. Treasury Bills(1)	(AA+, Aaa)	09/07/23	4.188	15,316,746
10,400	U.S. Treasury Bills(1)	(AA+, Aaa)	10/05/23	4.443	10,301,224
10,400	U.S. Treasury Bills(1)	(AA+, Aaa)	11/02/23	4.472	10,257,968
10,400	U.S. Treasury Bills(1)	(AA+, Aaa)	11/30/23	4.391	10,216,099
17,600	U.S. Treasury Bills(1)	(AA+, Aaa)	12/28/23	4.366	17,216,292
10,400	U.S. Treasury Bills(1)	(AA+, Aaa)	01/25/24	4.628	10,130,911
10,400	U.S. Treasury Bills(1)	(AA+, Aaa)	02/22/24	4.195	10,096,175
17,600	U.S. Treasury Bills(1)	(AA+, Aaa)	03/21/24	4.589	17,016,006
10,400	U.S. Treasury Bills(1)	(AA+, Aaa)	04/18/24	4.690	10,014,266
10,400	U.S. Treasury Bills(1)	(AA+, Aaa)	05/16/24	4.925	9,972,119
17,600	U.S. Treasury Bills(1)	(AA+, Aaa)	06/13/24	5.056	16,809,691
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $149,291,149)					148,932,258

Shares
SHORT-TERM INVESTMENTS (29.4%)
77,515,062	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26% (Cost $77,515,062)	77,515,062

TOTAL INVESTMENTS AT VALUE (86.0%) (Cost $226,806,211)	226,447,320
OTHER ASSETS IN EXCESS OF LIABILITIES (14.0%)	36,788,329
NET ASSETS(2) (100.0%)	$263,235,649

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2023.
(2)	As of July 31, 2023, the Credit Suisse Managed Futures Strategy Fund held $40,906,086 in the wholly-owned subsidiary, Credit Suisse Cayman Managed Futures Strategy Fund, Ltd., representing 15.5% of the Fund’s consolidated net assets.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
CAD Currency Futures	USD	Sep 2023	824	$62,578,680	$16,282
EUR Currency Futures	USD	Sep 2023	405	55,811,531	(155,136)
GBP Currency Futures	USD	Sep 2023	542	43,498,888	524,077
					$385,223
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Sep 2023	616	30,535,531	$779,458
FTSE 100 Index Futures	GBP	Sep 2023	299	29,580,230	32,605
Nikkei 225 Index Futures OSE	JPY	Sep 2023	140	32,773,085	1,159,934
S&P 500 E Mini Index Futures	USD	Sep 2023	135	31,147,875	1,529,590
					$3,501,587
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Sep 2023	101	104,355,293	$(660,061)

Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2023	(49)	(3,297,210)	$2,234
JPY Currency Futures	USD	Sep 2023	(388)	(34,347,700)	881,604
					$883,838
Index Contracts
Hang Seng Index Futures	HKD	Aug 2023	(87)	(11,268,936)	$(393,086)
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Sep 2023	(399)	(44,451,094)	$984,548
EURO Bund Futures	EUR	Sep 2023	(231)	(33,873,656)	(47,262)

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
July 31, 2023 (unaudited)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Long Gilt Futures	GBP	Sep 2023	(197)	$(24,366,080)	$88,271
					$1,025,557
Total Net Unrealized Appreciation (Depreciation)					$4,743,058

Total Return Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$17,659,341	10/23/23	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	$—	$16,332
							$—	$16,332

Total Return Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$22,939,393	10/23/23	Bank of America	Bloomberg Agriculture Index	0.11%	At Maturity	$—	$(1,093,835)
USD	423,883	10/23/23	Bank of America	(0.04)%	Bloomberg Energy Index	At Maturity	—	(11,731)
USD	16,614,308	10/23/23	Goldman Sachs	(0.03)%	Bloomberg Industrial Metals Index	At Maturity	—	(631,766)
							$—	$(1,737,332)
Total							$—	$(1,721,000)

Currency Abbreviations:

AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$148,932,258	$—	$148,932,258
Short-term Investments	77,515,062	—	—	77,515,062
	$77,515,062	$148,932,258	$—	$226,447,320

Other Financial Instruments*
Futures Contracts	$5,998,603	$—	$—	$5,998,603
Swap Contracts	—	16,332	—	16,332
	$5,998,603	$16,332	$—	$6,014,935

Liabilities
Other Financial Instruments*
Futures Contracts	$1,255,545	$—	$—	$1,255,545
Swap Contracts	—	1,737,332	—	1,737,332
	$1,255,545	$1,737,332	$—	$2,992,877

* Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended July 31, 2023, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (11.8%)
BELGIUM (0.1%)
Diversified Financials (0.1%)
Groupe Bruxelles Lambert NV	2,432	$197,325

CANADA (1.0%)
Capital Markets (0.1%)
Onex Corp.	3,277	201,637

Chemicals (0.1%)
Nutrien Ltd.	3,052	210,701

Distributor (0.4%)
Uni-Select, Inc.(1)	41,383	1,505,980

Financial Services (0.1%)
Home Capital Group, Inc., Class B(2)	15,038	489,213

Metals & Mining - Excluding Steel (0.1%)
Kinross Gold Corp.	38,446	191,901

Oil, Gas & Consumable Fuels (0.1%)
ARC Resources Ltd.	13,473	203,899
Imperial Oil Ltd.	3,917	211,406
Suncor Energy, Inc.	6,738	211,214
		626,519
Paper & Forest Products (0.1%)
West Fraser Timber Co. Ltd.	2,263	191,012
		3,416,963
DENMARK (0.2%)
Air Freight & Logistics (0.0%)
DSV AS	911	182,816

Beverages (0.0%)
Carlsberg AS, Class B	1,199	180,310

Marine Transportation (0.1%)
AP Moller - Maersk AS, Class B	109	224,508

Textiles, Apparel & Luxury Goods (0.1%)
Pandora AS	2,146	215,243
		802,877
FINLAND (0.1%)
Banks (0.1%)
Nordea Bank Abp	17,069	193,540

Insurance (0.0%)
Sampo Oyj, Class A	4,267	188,554
		382,094
FRANCE (0.1%)
Media (0.0%)
Vivendi SE	20,875	186,896

Oil, Gas & Consumable Fuels (0.1%)
TotalEnergies SE	3,339	203,429
		390,325
GERMANY (0.2%)
Industrial Conglomerates (0.1%)
Siemens AG	1,166	199,287

Media - Services (0.0%)
Scout24 SE(3)	2,981	197,608

Textiles, Apparel & Luxury Goods (0.1%)
adidas AG	1,036	209,733
		606,628
IRELAND (0.5%)
Biotechnology (0.5%)
Horizon Therapeutics PLC(1)	18,017	1,806,564

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS(continued)
ITALY (0.1%)
Banks (0.1%)
Intesa Sanpaolo SpA	73,116	$212,014
UniCredit SpA	8,252	209,522
		421,536
JERSEY (0.1%)
Metals & Mining - Excluding Steel (0.1%)
Glencore PLC	34,319	209,245

NETHERLANDS (0.3%)
Banks (0.1%)
ABN AMRO Bank NV(3)	12,332	210,265
ING Groep NV	14,223	208,184
		418,449
Chemicals (0.1%)
Akzo Nobel NV	2,348	201,424

Consumer Staples Distribution & Retail (0.0%)
Koninklijke Ahold Delhaize NV	5,613	194,009

Insurance (0.1%)
NN Group NV	5,175	198,934
		1,012,816
NORWAY (0.4%)
Entertainment (0.4%)
Kahoot! ASA(1)	427,469	1,473,148

SPAIN (0.1%)
Banks (0.1%)
Banco Bilbao Vizcaya Argentaria SA	24,743	196,666
CaixaBank SA	46,045	186,778
		383,444
Oil, Gas & Consumable Fuels (0.0%)
Repsol SA	13,228	202,518
		585,962
SWITZERLAND (0.2%)
Construction Materials (0.1%)
Holcim Ltd.(1)	2,858	200,389

Electrical Equipment (0.1%)
ABB Ltd.	4,962	200,307

Pharmaceuticals (0.0%)
Novartis AG	1,866	196,537
		597,233
UNITED KINGDOM (1.6%)
Banks (0.1%)
Barclays PLC	99,457	197,861
Lloyds Banking Group PLC	349,958	202,707
NatWest Group PLC	63,350	199,370
Standard Chartered PLC	22,335	215,092
		815,030
Capital Markets (0.1%)
Abrdn PLC	69,911	208,588

Diversified Financials (0.1%)
M&G PLC	79,700	205,827

Financial Services (0.5%)
Network International Holdings PLC(1),(3)	512,393	2,547,422

Food & Drug Retailing (0.1%)
Tesco PLC	61,412	203,924

Hotels, Restaurants & Leisure (0.1%)
InterContinental Hotels Group PLC	2,807	207,991

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
COMMON STOCKS(continued)
UNITED KINGDOM
Household Durables (0.1%)
Barratt Developments PLC	36,892	$216,507

Industrial Conglomerates (0.1%)
Smiths Group PLC	9,279	202,892

Multi-Utilities (0.1%)
Centrica PLC	123,071	218,661

Oil, Gas & Consumable Fuels (0.1%)
BP PLC	33,282	207,027
Shell PLC	6,512	197,872
		404,899
Textiles, Apparel & Luxury Goods (0.1%)
Burberry Group PLC	7,196	205,940

Tobacco (0.1%)
Imperial Brands PLC	8,775	207,846
		5,645,527
UNITED STATES (6.8%)
Biotechnology (0.3%)
Seagen, Inc.(1)	5,270	1,010,681

Capital Markets (0.7%)
Focus Financial Partners, Inc., Class A(1)	43,224	2,261,912

Chemicals (0.4%)
Chase Corp.	11,578	1,457,554

Electronic Equipment, Instruments & Components (0.7%)
National Instruments Corp.	40,686	2,400,474

Household Durables (0.3%)
iRobot Corp.(1)	24,433	977,320

Insurance (0.1%)
Argo Group International Holdings Ltd.	16,331	485,031

Life Sciences Tools & Services (0.7%)
Syneos Health, Inc.(1)	58,971	2,500,960

Metals & Mining - Excluding Steel (0.7%)
Arconic Corp.(1)	81,130	2,424,976

Oil, Gas & Consumable Fuels (0.7%)
PDC Energy, Inc.	33,651	2,553,774

Pharmaceuticals (0.4%)
DICE Therapeutics, Inc.(1)	30,509	1,433,923

Real Estate (0.4%)
Radius Global Infrastructure, Inc., Class A(1)	98,060	1,462,075

Retail REITS (0.3%)
Necessity Retail REIT, Inc.	77,394	549,497
Urstadt Biddle Properties, Inc., Class A	23,709	537,720
		1,087,217
Software (0.4%)
ForgeRock, Inc., Class A(1)	63,741	1,316,252

Trading Companies & Distributors (0.7%)
Univar Solutions, Inc.(1)	64,774	2,340,932
		23,713,081
TOTAL COMMON STOCKS (Cost $40,303,730)		41,261,324

EXCHANGE-TRADED FUNDS (0.7%)
UNITED STATES (0.7%)
Commingled Fund (0.1%)
Invesco QQQ Trust Series 1(2)	845	324,209

Financial Services (0.5%)
Consumer Discretionary Select Sector SPDR Fund	1,949	338,619
iShares MSCI EAFE Value ETF	6,403	326,873
iShares MSCI Germany ETF	5,399	158,299

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
July 31, 2023 (unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS(continued)
UNITED STATES
Financial Services
SPDR S&P 500 ETF Trust	1,768	$809,373
		1,633,164
Technology (0.1%)
Technology Select Sector SPDR Fund	2,688	479,405
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,321,481)		2,436,778

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (49.9%)
$9,000	U.S. Treasury Bills (4)	(AA+, Aaa)	08/10/23	4.327	8,988,176
26,500	U.S. Treasury Bills (4)	(AA+, Aaa)	09/07/23	4.886	26,356,738
9,000	U.S. Treasury Bills (4)	(AA+, Aaa)	10/05/23	4.547	8,914,521
9,000	U.S. Treasury Bills (4)	(AA+, Aaa)	11/02/23	4.602	8,877,088
9,000	U.S. Treasury Bills (4)	(AA+, Aaa)	11/30/23	4.370	8,840,855
26,500	U.S. Treasury Bills (4)	(AA+, Aaa)	12/28/23	4.749	25,922,257
9,000	U.S. Treasury Bills (4)	(AA+, Aaa)	01/25/24	4.642	8,767,134
9,000	U.S. Treasury Bills (4)	(AA+, Aaa)	02/22/24	4.291	8,737,075
26,500	U.S. Treasury Bills (4)	(AA+, Aaa)	03/21/24	4.708	25,620,691
9,000	U.S. Treasury Bills (4)	(AA+, Aaa)	04/18/24	4.691	8,666,192
9,000	U.S. Treasury Bills (4)	(AA+, Aaa)	05/16/24	4.925	8,629,719
26,500	U.S. Treasury Bills (4)	(AA+, Aaa)	06/13/24	5.056	25,310,046
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $173,948,726)					173,630,492

	Shares	Value
SHORT-TERM INVESTMENTS (13.0%)

State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26%	44,259,393	44,259,393
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(5)	833,875	833,875

TOTAL SHORT-TERM INVESTMENTS (Cost $45,093,268)		45,093,268

TOTAL INVESTMENTS AT VALUE (75.4%) (Cost $261,667,205)		262,421,862

OTHER ASSETS IN EXCESS OF LIABILITIES (24.6%)		85,714,002

NET ASSETS(6) (100.0%)		$348,135,864

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Non-income producing security.
(2)	Security or portion thereof is out on loan.
(3)	Security exempt from registration pursuant to Regulation S under the Securities act of 1933, as amended. Regulation S applies to securities offering that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(4)	Securities are zero coupon. Rate presented is cost yield as of July 31, 2023.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	As of July 31, 2023, the Credit Suisse Multialternative Strategy Fund held $46,227,083 in the wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd., representing 13.3% of the Fund’s consolidated net assets.

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
July 31, 2023 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	Dec 2023	28	$1,727,775	$27,986
Corn Futures	USD	Dec 2023	98	2,513,700	(169,881)
Wheat Futures	USD	Dec 2023	72	2,490,300	(224,470)
					$(366,365)
Energy
Gasoline RBOB Futures	USD	Nov 2023	14	1,475,233	$19,018
Light Sweet Crude Oil Futures	USD	Nov 2023	62	5,012,080	94,263
Low Sulphur Gasoil Futures	USD	Nov 2023	19	1,580,325	37,930
Natural Gas Futures	USD	Nov 2023	114	3,583,020	(56,939)
NY Harbor ULSD Futures	USD	Nov 2023	10	1,219,512	30,905
					$125,177
Foreign Exchange Contracts
CAD Currency Futures	USD	Sep 2023	111	8,429,895	$1,984
EUR Currency Futures	USD	Sep 2023	54	7,441,538	(15,371)
GBP Currency Futures	USD	Sep 2023	72	5,778,450	51,672
					$38,285
Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2023	396	6,239,156	$62,387
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2024	793	12,817,568	756,158
FTSE 100 Index Futures	GBP	Sep 2023	40	3,957,221	4,424
Nikkei 225 Index Futures OSE	JPY	Sep 2023	19	4,447,776	61,493
					$884,462
Industrial Metals
LME Lead Futures	USD	Sep 2023	25	1,346,875	$60,595
LME Lead Futures	USD	Nov 2023	10	537,438	(2,862)
LME Nickel Futures	USD	Sep 2023	25	3,330,300	178,752
LME Nickel Futures	USD	Nov 2023	10	1,340,880	12,869
LME Primary Aluminum Futures	USD	Sep 2023	106	6,010,226	74,938
LME Primary Aluminum Futures	USD	Nov 2023	42	2,405,298	50,242
LME Zinc Futures	USD	Sep 2023	57	3,655,567	380,858
LME Zinc Futures	USD	Nov 2023	23	1,476,347	37,671
					$793,063
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Sep 2023	946	73,856,126	$(128,826)
10YR JGB Mini Futures	JPY	Sep 2023	630	65,123,944	(527,192)
EURO Bund Futures	EUR	Sep 2023	471	69,067,066	25,206
					$(630,812)
Precious Metals
Copper Futures	USD	Dec 2023	31	3,119,375	$61,322
Silver Futures	USD	Dec 2023	22	2,786,850	26,745
					$88,067
Contracts to Sell
Agriculture
Coffee "C" Futures	USD	Sep 2023	(28)	(1,728,825)	$(31,566)
Corn Futures	USD	Sep 2023	(98)	(2,469,600)	170,628
Wheat Futures	USD	Sep 2023	(72)	(2,396,700)	234,430
					$373,492
Energy
Gasoline RBOB Futures	USD	Sep 2023	(14)	(1,702,554)	$(20,009)
Light Sweet Crude Oil Futures	USD	Sep 2023	(62)	(5,071,600)	(100,693)
Low Sulphur Gasoil Futures	USD	Sep 2023	(19)	(1,634,000)	(46,770)

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
July 31, 2023 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Natural Gas Futures	USD	Sep 2023	(114)	$(3,002,760)	$29,898
NY Harbor ULSD Futures	USD	Sep 2023	(10)	(1,253,910)	(39,796)
					$(177,370)
Foreign Exchange Contracts
AUD Currency Futures	USD	Sep 2023	(6)	(403,740)	$274
JPY Currency Futures	USD	Sep 2023	(51)	(4,514,775)	43,799
					$44,073
Index Contracts
S&P 500 E Mini Index Futures	USD	Sep 2023	(78)	(17,996,550)	$(859,605)
EURO Stoxx 50 Index Futures	EUR	Sep 2023	(84)	(4,163,936)	(112,585)
Russell 2000 E-Mini Index Futures	USD	Sep 2023	(165)	(16,612,200)	(1,027,998)
Hang Seng Index Futures	HKD	Aug 2023	(12)	(1,554,336)	(54,219)
					$(2,054,407)
Industrial Metals
LME Lead Futures	USD	Sep 2023	(35)	(1,885,625)	$(57,424)
LME Nickel Futures	USD	Sep 2023	(35)	(4,662,420)	(148,423)
LME Primary Aluminum Futures	USD	Sep 2023	(148)	(8,391,637)	(122,068)
LME Zinc Futures	USD	Sep 2023	(80)	(5,130,620)	(290,335)
					$(618,250)
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Sep 2023	(813)	(74,181,425)	$13,000
10YR U.S. Treasury Note Futures	USD	Sep 2023	(716)	(79,766,875)	155,977
Long Gilt Futures	GBP	Sep 2023	(446)	(55,163,816)	(666,607)
					$(497,630)
Precious Metals
Copper Futures	USD	Sep 2023	(31)	(3,106,200)	$(65,458)
Silver Futures	USD	Sep 2023	(22)	(2,746,920)	(26,858)
					$(92,316)
Total Net Unrealized Appreciation (Depreciation)					$(2,090,531)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$34,150,796	10/20/23	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(a)	0.00%	Monthly	$—	$15,574
USD	43,068,441	10/20/23	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index(a)	0.20%	At Maturity	—	81,680
USD	43,097,324	10/20/23	Barclays Bank PLC	Shiller Barclays CAPE US Mid - Month Sector Market Hedged ER Index(a)	0.60%	At Maturity	—	315,837

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
July 31, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$27,136,251	10/23/23	Barclays Bank PLC	Barclays Equity Momentum Thematic Basket(a)	5.75%	Monthly	—	$788,868
USD	12,666,151	10/23/23	Barclays Bank PLC	Barclays Equity Buyback USD Basket(a)	5.75%	Monthly	—	193,855
USD	14,863,928	10/23/23	Barclays Bank PLC	Barclays CS Custom Long Basket(a)	5.75%	Monthly	—	247,276
USD	7,100,000	09/20/23	BNP Paribas	iBoxx $ Liquid High Yield Index	5.30%	Quarterly	—	152,892
USD	42,798,225	10/20/23	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net Index(a)	0.30%	At Maturity	—	348,176
USD	41,537,105	10/20/23	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index(a)	0.50%	At Maturity	—	108,273
USD	33,505,145	10/23/23	BNP Paribas	Alerian MLP Infrastructure Index (TR)	5.85%	Monthly	—	214,707
USD	42,911,989	10/23/23	Citigroup	Citi Equity US Tech Congestion Index Series 1(d)	0.00%	At Maturity	—	28,648
USD	1,233,553	02/23/24	Citigroup	Activison Blizzard, Inc.	5.65%	Monthly	—	150,055
USD	373,173	02/23/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.65%	Monthly	—	25,764
USD	2,298,960	02/26/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.65%	Monthly	—	158,720
USD	778,680	02/27/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.65%	Monthly	—	53,760
USD	1,557,360	02/29/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.65%	Monthly	—	107,520
USD	778,680	03/01/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.65%	Monthly	—	53,760
USD	1,557,360	03/04/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.65%	Monthly	—	107,520
USD	778,680	03/06/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.65%	Monthly	—	53,760
USD	558,986	07/01/24	Citigroup	(5.20)%	Global Net Lease, Inc.	Monthly	—	4,667
USD	1,301,991	08/19/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.65%	Monthly	—	62,655

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
July 31, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$16,700,000	09/20/23	Goldman Sachs	iBoxx $ Liquid High Yield Index	5.30%	Quarterly	—	$377,300
USD	46,726,703	10/23/23	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy(a)	0.40%	At Maturity	—	395,199
USD	2,367,093	10/23/23	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	—	1,777
USD	37,712,872	10/23/23	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(a)	(0.60)%	At Maturity	—	209,135
USD	43,895,846	10/23/23	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(a)	0.00%	At Maturity	—	420,870
USD	24,219,603	10/23/23	Goldman Sachs	Goldman Sachs VVOL Carry ER(a)	0.00%	At Maturity	—	137,731
USD	7,415	10/25/23	Goldman Sachs	Achillion Pharmaceuticals CVR	5.79%	Monthly	—	0
USD	42,843,825	10/18/23	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(a)	0.80%	At Maturity	—	267,790
USD	24,010,655	10/18/23	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	63,947
USD	22,775,133	10/23/23	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(c)	0.15%	At Maturity	—	41,980
USD	43,301,336	10/18/23	Morgan Stanley	Morgan Stanley LTC0 4% volatility target(a)	0.00%	At Maturity	—	232,135
USD	42,931,771	10/18/23	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(a)	0.25%	At Maturity	—	31,026
USD	42,710,168	10/23/23	Societe Generale	SGI Coda Index(a)	0.25%	At Maturity	—	36,677
USD	42,791,419	10/23/23	Societe Generale	SGI VRR US Index - Vol Roll on Rates (USD - Excess Return) (a)	0.25%	At Maturity	—	43,011
							$—	$5,532,545

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
July 31, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$3,064,181	10/23/23	Bank of America	Bloomberg Agriculture Index	0.11%	At Maturity	$—	$(145,915)
USD	56,636	10/23/23	Bank of America	(0.04)%	Bloomberg Energy Index	At Maturity	—	(1,567)

USD	43,893,790	10/20/23	Barclays Bank PLC	Barclays EFS Custom Commodity Basket 18(a)	0.00%	At Maturity	—	(302,867)
USD	42,494,479	10/20/23	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(a)	0.15%	At Maturity	—	(340,067)
USD	15,893,511	10/23/23	Barclays Bank PLC	(4.75)%	Barclays CS Custom Short Basket(a)	Monthly	—	(178,181)
USD	42,738,273	10/20/23	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(a)	0.08%	At Maturity	—	(9,644)
USD	3,474,286	10/20/23	BNP Paribas	BNP Paribas Equity Low VOL U.S. Index(a)	0.35%	At Maturity	—	(17,917)
EUR	42,453,776	10/20/23	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(a)	0.00%	At Maturity	—	(138,269)
USD	787,568	02/23/24	Citigroup	(5.20)%	Vanguard FTSE Emerging Market	Monthly	—	(48,119)
USD	1,919,907	02/26/24	Citigroup	(5.20)%	Vanguard FTSE Emerging Market	Monthly	—	(117,304)
USD	771,210	02/27/24	Citigroup	(5.20)%	Vanguard FTSE Emerging Market	Monthly	—	(47,120)
USD	1,542,420	02/29/24	Citigroup	(5.20)%	Vanguard FTSE Emerging Market	Monthly	—	(94,240)
USD	771,210	03/01/24	Citigroup	(5.20)%	Vanguard FTSE Emerging Market	Monthly	—	(47,120)
USD	1,542,420	03/04/24	Citigroup	(5.20)%	Vanguard FTSE Emerging Market	Monthly	—	(94,240)
USD	771,210	03/06/24	Citigroup	(5.20)%	Vanguard FTSE Emerging Market	Monthly	—	(47,120)
USD	504,809	06/24/24	Citigroup	(5.20)%	Regency Centers Corp.	Monthly	—	(34,307)
USD	2,423,142	06/24/24	Citigroup	(5.20)%	Chevron Corp.	Monthly	—	(131,263)
USD	1,367,646	08/19/24	Citigroup	(5.20)%	Vanguard FTSE Emerging Market	Monthly	—	(45,610)
USD	2,219,715	10/23/23	Goldman Sachs	(0.03)%	Bloomberg Industrial Metals Index	At Maturity	—	(84,406)
USD	10,892,002	10/23/23	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(a)	(0.60)%	At Maturity	—	(330,882)

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
July 31, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$42,989,187	10/23/23	Goldman Sachs	Goldman Sachs Commodity Strategy Index(a)	0.00%	At Maturity	—	$(3,979)

USD	42,246,496	10/23/23	Goldman Sachs	Goldman Sachs Commodity COT Strategy COT3(a)	0.00%	At Maturity	—	(1,185,281)
USD	42,463,465	10/23/23	Goldman Sachs	Goldman Sachs DISP U.S. Index(a)	0.00%	At Maturity	—	(35,851)
USD	16,802,587	10/18/23	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(a)	0.00%	At Maturity	—	(245,937)
USD	43,720,439	10/18/23	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(a)	0.60%	At Maturity	—	(416,507)
USD	24,200,000	10/23/23	JPMorgan Chase	J.P. Morgan EMBI Global Core	6.00%	At Maturity	—	(9,871)
USD	42,959,046	10/18/23	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(a)	0.35%	At Maturity	—	(27,592)
USD	42,896,971	10/23/23	Societe Generale	SG US Trend Index(b)	0.30%	At Maturity	—	(53,980)
							$—	$(4,235,156)
Total							$—	$1,297,389

(a) The index constituents are available on the Fund’s website.

(b) The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(c) The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

(d) The index intends to track the performance of a strategy that trades the daily trend of the Nasdaq Global Index.

WRITTEN OPTIONS

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
50	Goldman Sachs	S&P 500 Index, strike @ $4,530	08/18/23	(5,000)	$(219,300)	$(99,500)	$119,800

Currency Abbreviations:

AUD = Australian Dollar
CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
HKD = Hong Kong Dollar
JPY = Japanese Yen
USD = United States Dollar

U.S. Treasury securities in the amount of $786,000 was received at the custodian bank as collateral for OTC Swaps.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$31,484,030	$9,777,294	$—		$41,261,324
Exchange-traded Funds	2,436,778	—	—		2,436,778
United States Treasury Obligations	—	173,630,492	—		173,630,492
Short-term Investments	45,093,268	—	—		45,093,268
	$79,014,076	$183,407,786	$—		$262,421,862
Other Financial Instruments*
Futures Contracts	$2,705,424	$—	$—		$2,705,424
Swap Contracts	—	5,532,545	0	(1)	5,532,545
	$2,705,424	$5,532,545	$0	(1)	$8,237,969
Liabilities
Other Financial Instruments*
Futures Contracts	$4,795,955	$—	$—		$4,795,955
Swap Contracts	—	4,235,156	—		4,235,156
Written Options	119,800	—	—		119,800
	$4,915,755	$4,235,156	$—		$9,150,911

(1)	Includes a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts. Written options are reported at value.

During the period ended July 31, 2023, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (80.0%)
Advertising (0.7%)
$12,000	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(1)	(B, B1)	05/03/28	9.569	$11,590,320
2,618	MH Sub I LLC (1st Lien Term Loan), 1 mo. USD Term SOFR + 3.750%(1)	(B, B1)	09/13/24	9.183	2,622,188
1,379	MH Sub I LLC (Incremental Term Loan), 1 mo. USD Term SOFR + 3.750%(1)	(B, B1)	09/13/24	9.183	1,381,315
					15,593,823
Aerospace & Defense (1.7%)
4,750	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 8.750%(1)	(NR, NR)	01/31/28	14.183	4,310,625
6,000	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 7.500%(1)	(NR, NR)	02/15/30	12.822	5,400,000
1,720	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	02/15/29	9.222	1,668,161
4,195	Brown Group Holding LLC, 1 mo. USD Term SOFR + 3.750%, 3 mo. USD Term SOFR + 3.750%(1)	(B+, B2)	07/02/29	9.014 - 9.119	4,195,717
6,193	Brown Group Holding LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, B2)	06/07/28	7.819	6,148,630
2,104	Fly Funding II Sarl, 3 mo. USD LIBOR + 1.750%(1)	(CCC+, B3)	08/11/25	7.090	2,005,452
1,789	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	09/23/28	8.183	1,778,587
3,768	KKR Apple Bidco LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	09/22/28	9.319	3,767,512
7,513	Peraton Corp., 1 mo. USD Term SOFR + 3.750%(1)	(B, B1)	02/01/28	9.169	7,468,105
					36,742,789
Air Transportation (0.2%)
3,463	United Airlines, Inc., 3 mo. USD LIBOR + 3.750%(1)	(BB, Ba1)	04/21/28	9.292	3,473,502

Auto Parts & Equipment (2.7%)
12,903	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(1)	(B, B2)	04/06/28	9.933	12,918,871
900	CWGS Group LLC, 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B1)	06/03/28	7.836 - 7.933	861,603
6,804	Dealer Tire Financial LLC, 1 mo. USD Term SOFR + 4.500%(1)	(B-, B1)	12/14/27	9.819	6,806,424
8,214	Garrett Motion, Inc., 3 mo. USD Term SOFR + 4.500%(1),(2)	(B+, Ba2)	04/30/28	10.131	8,204,018
2,037	Gates Global LLC, 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba3)	03/31/27	7.919	2,035,006
2,755	Jason Group, Inc., 1 mo. USD LIBOR + 6.000% Cash, 0.000% PIK(1),(3)	(NR, WR)	08/28/25	11.433	2,355,568
8,177	Les Schwab Tire Centers, 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	11/02/27	8.477	8,166,931
2,605	PAI Holdco, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	10/28/27	9.380	2,444,576
5,138	RVR Dealership Holdings LLC, 3 mo. USD Term SOFR + 3.750%(1)	(BB-, B1)	02/08/28	9.246	4,839,722
6,917	TI Group Automotive Systems LLC, 1 mo. EUR EURIBOR + 3.250%(1),(4)	(BB+, Ba3)	12/16/26	6.815	7,616,921
					56,249,640
Banking (0.1%)
2,673	Citco Funding LLC, 3 mo. USD Term SOFR + 3.500%(1),(2)	(NR, Ba2)	04/27/28	8.857	2,686,058

Building & Construction (0.6%)
6,583	Latham Pool Products, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(BB-, B1)	02/23/29	9.314	6,333,636
4,187	Pike Corp., 1 mo. USD Term SOFR + 3.000%(1)	(B, Ba3)	01/21/28	8.433	4,186,980
3,019	Service Logic Acquisition, Inc., 1 mo. USD Term SOFR + 4.000%, 3mo. USD Term SOFR + 4.000%(1)	(B, B2)	10/29/27	9.433 - 9.631	3,008,028
					13,528,644
Building Materials (2.1%)
5,739	Core & Main LP, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%(1)	(B+, B1)	07/27/28	7.691 - 7.916	5,732,631
9,750	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	04/12/28	8.572	9,465,265
3,634	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(1)	(B, B2)	08/01/28	10.847	3,572,713
526	CPG International, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, B1)	04/28/29	7.919	525,272
1,654	GYP Holdings III Corp., 1 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba2)	05/12/30	8.319	1,658,606
7,452	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B, B1)	04/29/29	9.842	7,366,638
1,705	Park River Holdings, Inc., 6 mo. USD LIBOR + 3.250%(1)	(B-, B2)	12/28/27	8.522	1,649,516
12,991	SRS Distribution, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	06/02/28	8.933	12,835,422

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Building Materials (continued)
$1,994	SRS Distribution, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B3)	06/02/28	8.919	$1,970,548
					44,776,611
Cable & Satellite TV (0.4%)
7,000	Ziggo BV, 6 mo. EUR EURIBOR + 3.000%(1),(4)	(B+, B1)	01/31/29	6.102	7,384,364
738	Ziggo Financing Partnership(5)	(B+, B1)	04/30/28	0.000	719,349
					8,103,713
Chemicals (4.9%)
7,088	Ascend Performance Materials Operations LLC, 3 mo. USD Term SOFR + 4.750%(1)	(B+, Ba3)	08/27/26	9.715	6,876,475
4,000	CeramTec AcquiCo GmbH, 3 mo. EUR EURIBOR + 3.750%(1),(4)	(B, B2)	03/16/29	7.233	4,340,807
3,455	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(1)	(CCC-, Caa3)	12/29/28	13.253	1,560,521
3,477	CPC Acquisition Corp., 3 mo. USD Term SOFR + 3.750%(1)	(CCC+, Caa1)	12/29/27	9.253	2,753,707
2,373	Eastman Chemical Co., 3 mo. USD Term SOFR + 5.250%(1)	(B, B2)	11/01/28	10.753	2,170,735
1,310	Flint Group GmbH (EUR Add on Term Loan B4)(4),(6),(7)	(D, Ca)	09/21/23	0.000	980,283
1,091	Flint Group GmbH (USD Term Loan C)(6),(7)	(D, Ca)	09/21/23	0.000	740,668
6,601	Flint Group U.S. LLC(6),(7)	(D, Ca)	09/21/23	0.000	4,480,431
11,849	Hexion Holdings Corp., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	03/15/29	9.779	11,204,877
1,244	INEOS Quattro Holdings U.K. Ltd., 1 mo. USD Term SOFR + 3.750%(1),(2)	(BB, Ba3)	03/14/30	9.169	1,236,242
990	Lonza Group AG, 3 mo. USD Term SOFR + 3.925%(1)	(B-, B2)	07/03/28	9.267	852,259
9,181	Luxembourg Investment Co. 428 Sarl, 3 mo. USD Term SOFR + 5.000%(1)	(B-, B3)	01/03/29	10.392	6,808,249
99	New Arclin U.S. Holding Corp., 3 mo. USD LIBOR + 3.750%, 1 mo. USD Term SOFR + 3.750%(1)	(B, B2)	09/30/28	9.169 - 9.381	96,555
2,924	Nouryon Finance BV, 3 mo. USD Term SOFR + 4.000%(1)	(B+, B2)	04/03/28	9.318	2,920,181
10,160	PMHC II, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B3)	04/23/29	9.698	9,432,258
7,218	Polar U.S. Borrower LLC, 3 mo. USD Term SOFR + 4.750%(1)	(CCC+, B3)	10/15/25	9.721 - 10.151	5,612,253
8,231	Ravago Holdings America, Inc., 3 mo. USD Term SOFR + 2.500%(1)	(NR, B1)	03/04/28	8.003	8,134,541
4,049	RelaDyne, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/22/28	9.569	3,985,509
5,457	RelaDyne, Inc., 1 mo. USD Term SOFR + 5.000%(1),(2)	(B, B2)	12/22/28	10.319	5,450,437
2,024	Starfruit Finco BV, 3 mo. USD Term SOFR + 4.000%(1)	(B+, B2)	04/03/28	9.347	2,016,835
11,765	Vantage Specialty Chemicals, Inc., 1 mo. USD Term SOFR + 4.750%(1)	(B-, B2)	10/26/26	9.972	11,554,514
9,291	Zep, Inc., 3 mo. USD LIBOR + 4.000%(1)	(CCC+, B3)	08/12/24	9.538	8,338,916
2,198	Zep, Inc., 3 mo. USD LIBOR + 8.250%(1),(8)	(CCC-, Caa3)	08/11/25	13.788	1,621,159
					103,168,412
Diversified Capital Goods (1.7%)
4,118	DexKo Global, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	10/04/28	9.253	3,988,622
11,341	Dynacast International LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	07/22/25	9.825	10,675,052
1,985	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(1)	(CCC, Caa2)	10/22/25	14.325	1,528,205
3,757	Electrical Components International, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	06/26/25	9.614	3,564,889
4,911	Electrical Components International, Inc., U.S. (Fed) Prime Rate + 7.500%(1),(2)	(B-, B2)	06/26/25	16.000	4,603,596
11,247	Topgolf Callaway Brands Corp., 1 mo. USD Term SOFR + 3.500%(1)	(B+, B1)	03/15/30	8.919	11,245,416
					35,605,780
Electric - Generation (0.6%)
12,468	Brookfield WEC Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B, B2)	08/01/25	8.183	12,466,027

Electronics (1.9%)
3,960	Escape Velocity Holdings, Inc., 3 mo. USD LIBOR + 4.250%(1),(2)	(B, B3)	10/08/28	9.460	3,761,969
7,000	Idemia Group, 3 mo. EUR EURIBOR + 4.750%(1),(4)	(B, B2)	09/22/28	8.323	7,702,842
11,995	Idemia Group, 3 mo. USD Term SOFR + 4.750%(1)	(B, B2)	09/30/28	10.057	12,002,886
7,609	II-VI, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba2)	07/02/29	8.183	7,616,937
1,548	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	03/02/29	12.503	1,338,691
4,346	MACOM Technology Solutions Holdings, Inc., 1 mo. USD LIBOR + 2.250%(1)	(BB, Ba1)	05/17/24	7.683	4,346,839
1,000	MaxLinear, Inc., 1 mo. USD LIBOR + 2.250%(1),(2)	(BB, Ba3)	06/23/28	7.683	997,500
2,075	MKS Instruments, Inc.(5)	(BB, Ba1)	08/17/27	0.000	2,073,267

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Electronics (continued)
$992	Synaptics, Inc., 3 mo. USD Term SOFR + 2.250%(1)	(BB-, Ba1)	12/02/28	7.742	$987,710
					40,828,641
Energy - Exploration & Production (0.5%)
9,105	CQP Holdco LP, 1 mo. USD Term SOFR + 3.500%(1)	(BB, B1)	06/05/28	8.919	9,116,123
750	Limetree Bay Terminals LLC, 3 mo. USD LIBOR + 5.000%(1),(2)	(CCC, Caa2)	02/15/24	10.503 - 10.570	682,366
15,789	PES Holdings LLC, 3.000% PIK(1),(3),(6)	(NR, WR)	12/31/24	3.000	315,781
					10,114,270
Environmental (0.3%)
2,197	LRS Holdings LLC, 1 mo. USD Term SOFR + 4.250%(1),(2)	(B, B3)	08/31/28	9.683	2,175,147
3,849	Patriot Container Corp., 1 mo. USD Term SOFR + 3.750%(1)	(CCC+, B2)	03/20/25	9.169	3,649,259
					5,824,406
Food & Drug Retailers (1.2%)
9,968	Packaging Coordinators Midco, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	11/30/27	9.003	9,903,674
3,935	Sharp Midco LLC, 3 mo. USD Term SOFR + 4.000%(1),(2)	(B-, B2)	12/31/28	9.342	3,910,519
8,971	WOOF Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(1),(2)	(B-, B3)	12/21/27	9.170	8,679,229
2,923	WOOF Holdings, Inc., 3 mo. USD LIBOR + 7.250%(1),(2)	(CCC, Caa2)	12/21/28	12.686	2,426,347
					24,919,769
Food - Wholesale (0.8%)
7,197	AI Aqua Merger Sub, Inc., 1 mo. USD Term SOFR + 3.750%, 3 mo. USD Term SOFR + 3.750%(1)	(B, B3)	07/31/28	8.944 - 9.050	7,114,692
3,000	B&G Foods, Inc.(5)	(B+, Ba3)	10/10/26	0.000	2,972,415
2,000	Froneri International Ltd., 6 mo. EUR EURIBOR + 2.125%(1),(4)	(BB-, B1)	01/29/27	6.097	2,173,612
5,000	Zara U.K. Midco Ltd., 6 mo. EUR EURIBOR + 5.750%(1),(4),(8)	(B-, Caa1)	01/31/25	8.509	4,305,983
					16,566,702
Gaming (1.3%)
810	Arcis Golf LLC(2),(5)	(B+, B2)	11/24/28	0.000	812,025
5,227	Arcis Golf LLC, 1 mo. USD Term SOFR + 4.250%(1),(2)	(B+, B2)	11/24/28	9.683	5,239,835
10,703	Fertitta Entertainment LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	01/27/29	9.319	10,606,391
4,711	PENN Entertainment, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(BB, Ba3)	05/03/29	8.169	4,711,041
6,357	Scientific Games International, Inc., 1 mo. USD Term SOFR + 3.000%(1)	(BB, Ba3)	04/14/29	8.302	6,356,333
					27,725,625
Gas Distribution (0.6%)
3,952	BCP Renaissance Parent LLC, 3 mo. USD Term SOFR + 3.500%(1)	(B+, B2)	10/31/26	8.742	3,951,321
9,183	Traverse Midstream Partners LLC, 3 mo. USD Term SOFR + 3.750%(1)	(B+, B2)	02/16/28	9.216	9,157,900
					13,109,221
Health Facilities (1.0%)
1,905	Bayou Intermediate II LLC(2),(5)	(B-, B2)	08/02/28	0.000	1,833,712
4,774	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(1)	(B-, Caa1)	09/30/27	12.842	3,600,582
1,757	EyeCare Partners LLC, 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	02/18/27	9.253	1,423,662
3,453	Insulet Corp., 1 mo. USD Term SOFR + 3.250%(1)	(B+, Ba3)	05/04/28	8.683	3,463,452
7,239	Loire Finco Luxembourg Sarl, 1 mo. USD Term SOFR + 3.500%(1)	(B, B3)	04/21/27	8.819	7,091,538
3,583	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B1)	08/31/26	9.119	3,588,522
					21,001,468
Health Services (4.7%)
1,543	ADMI Corp.(5)	(B-, B3)	04/30/25	0.000	1,487,247
11,846	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(1)	(B-, B3)	12/23/27	8.808	11,232,424
1,683	Athenahealth Group, Inc.(9)	(B-, B2)	02/15/29	3.500	1,637,836
13,668	Athenahealth Group, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	02/15/29	8.805	13,298,666
4,236	Learning Care Group, Inc., 3 mo. USD LIBOR + 7.500%(1)	(CCC+, Caa2)	03/13/26	12.893	4,203,106
4,741	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(1)	(CCC-, Caa3)	12/17/29	12.569	2,847,350
1,995	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(CCC+, B3)	12/18/28	9.433	1,680,745

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services (continued)
$4,132	PetVet Care Centers LLC, 1 mo. USD LIBOR + 3.500%(1)	(B-, B2)	02/14/25	8.919	$4,047,767
1,408	PetVet Care Centers LLC, 1 mo. USD Term SOFR + 5.000%(1)	(B-, B2)	02/14/25	10.419	1,395,172
4,345	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 4.000%(1),(2)	(B, B2)	12/29/27	9.242	4,350,431
4,801	PointClickCare Technologies, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	12/29/27	8.765	4,801,141
12,517	Radiology Partners, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(CCC+, B3)	07/09/25	9.601	9,235,764
6,503	Select Medical Corp.(5)	(BB-, Ba2)	03/06/25	0.000	6,501,695
2,200	Southern Veterinary Partners LLC, 1 mo. USD Term SOFR + 7.750%(1)	(CCC, Caa2)	10/05/28	13.169	2,047,826
11,947	Southern Veterinary Partners LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	10/05/27	9.433	11,825,868
8,856	U.S. Radiology Specialists, Inc., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B3)	12/15/27	10.669	8,501,295
850	Western Dental Services, Inc. (Delayed Draw Term Loan), 1 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	08/18/28	9.933	734,261
7,939	Western Dental Services, Inc. (Term Loan B), 1 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	08/18/28	9.933	6,857,478
1,953	Women's Care Enterprises LLC, 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	01/15/28	10.053	1,745,975
					98,432,047
Hotels (0.8%)
6,993	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.500%(1)	(B+, B1)	08/17/28	8.933	7,001,256
1,037	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.750%(1)	(B+, B1)	05/31/30	9.169	1,037,214
3,105	Compass III Ltd., 1 mo. EUR EURIBOR + 4.000%(1),(4)	(B, B3)	05/09/25	7.446	3,419,024
2,671	RHP Hotel Properties LP, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, Ba3)	05/18/30	8.069	2,680,752
1,824	Wyndham Hotels & Resorts, Inc., 1 mo. USD Term SOFR + 2.250%(1)	(BBB-, Ba1)	05/24/30	7.669	1,829,708
					15,967,954
Insurance Brokerage (3.3%)
3,725	Acrisure LLC, 1 mo. USD LIBOR + 3.500%(1)	(B, B2)	02/15/27	8.933	3,639,471
10,077	Alliant Holdings Intermediate LLC, 1 mo. USD LIBOR + 3.500%(1)	(B, B2)	11/06/27	8.920	10,063,895
5,817	AmWINS Group, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(B+, Ba3)	02/19/28	8.055	5,816,506
3,236	AssuredPartners, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/12/27	8.819	3,223,482
4,867	AssuredPartners, Inc. (2020 Term Loan B), 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/12/27	8.933	4,843,770
2,785	AssuredPartners, Inc. (2021 Term Loan B), 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/12/27	8.933	2,771,791
1,228	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 4.000%(1)	(B, B2)	04/18/30	9.319	1,227,077
20,209	HUB International Ltd., 3 mo. USD Term SOFR + 4.250%(1)	(B, B2)	06/20/30	9.584	20,316,451
2,788	Hyperion Insurance Group Ltd., 1 mo. USD LIBOR + 3.250%(1)	(B, B2)	11/12/27	8.688	2,772,300
7,095	Hyperion Insurance Group Ltd., 1 mo. EUR EURIBOR + 3.500%(1),(4)	(B, B2)	11/12/27	7.125	7,758,617
3,872	NFP Corp., 1 mo. USD Term SOFR + 3.250%(1)	(B, B1)	02/15/27	8.683	3,806,649
3,258	USI, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B, B1)	11/22/29	8.992	3,261,516
					69,501,525
Investments & Misc. Financial Services (4.7%)
7,577	Altisource Solutions Sarl, 3 mo. USD Term SOFR + 9.500%(1),(8)	(CCC-, WR)	04/30/25	14.842	6,137,005
6,344	Ankura Consulting Group LLC, 1 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	03/17/28	9.933	6,224,639
4,763	AqGen Ascensus, Inc., 3 mo. USD Term SOFR + 6.500%(1)	(CCC, Caa2)	08/02/29	12.030	4,429,302
5,651	AqGen Island Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	08/02/28	8.933	5,576,642
3,384	Citadel Securities LP, 1 mo. USD Term SOFR + 3.000%(1)	(BBB-, Baa3)	02/02/28	8.305	3,385,637
2,397	Citadel Securities LP(5)	(NR, Baa3)	07/25/30	0.000	2,381,014
5,418	CTC Holdings LP, 3 mo. USD Term SOFR + 5.000%(1),(2)	(B+, B1)	02/20/29	10.344	5,309,547
9,676	Deerfield Dakota Holding LLC, 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	04/09/27	8.992	9,336,100
10,205	Ditech Holding Corp.(2),(6),(7),(10)	(NR, WR)	06/30/22	0.000	612,298
1,202	EIG Management Co. LLC, 1 mo. USD Term SOFR + 3.750%(1)	(BB, Ba2)	02/22/25	9.169	1,202,411
13,399	Galaxy U.S. Opco, Inc., 1 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	04/29/29	10.069	12,678,567
7,012	Hudson River Trading LLC, 3 mo. USD Term SOFR + 3.000%(1)	(BB-, Ba3)	03/20/28	8.631	6,894,331
3,306	Jane Street Group LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB, Ba2)	01/26/28	8.183	3,302,571
4,994	Jump Financial LLC, 3 mo. USD Term SOFR + 4.500%(1),(2)	(BB-, Ba2)	08/07/28	10.003	4,868,834
2,076	Kestra Advisor Services Holdings A, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	06/03/26	9.592	2,073,303
494	KREF Holdings X LLC, 1 mo. USD Term SOFR + 3.500%(1),(2)	(B+, Ba3)	09/01/27	8.808	478,922
5,616	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 3.250%(1),(2)	(B-, Ba3)	08/18/28	8.492	5,489,263

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Investments & Misc. Financial Services (continued)
$2,295	Resolute Investment Managers, Inc., 3 mo. USD LIBOR + 4.250%(1),(2)	(CC, Caa2)	04/30/24	9.788	$1,434,358
8,457	Sedgwick Claims Management Services, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B, B2)	02/24/28	9.069	8,438,831
8,903	VFH Parent LLC, 1 mo. USD Term SOFR + 3.000%(1)	(B+, Ba3)	01/13/29	8.405	8,873,884
					99,127,459
Machinery (3.3%)
5,673	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.350%(1),(2)	(B, B1)	02/07/29	8.491	5,630,155
2,841	Alloy Finco Ltd., 3 mo. GBP LIBOR + 6.750%(1),(11)	(NR, Caa1)	03/06/24	11.714	3,555,152
3,347	Alloy Finco Ltd., 3 mo. USD LIBOR + 6.500%(1)	(NR, Caa1)	03/06/24	12.131	3,250,093
4,522	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(3),(11)	(NR, NR)	03/06/25	14.000	5,439,485
4,918	Alloy Finco Ltd. (USD Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(3),(8)	(NR, NR)	03/06/25	14.000	4,613,570
6,434	CMBF LLC, 1 mo. USD Term SOFR + 6.000%(1),(2)	(B, B3)	08/02/28	11.369	6,445,668
10,313	CPM Holdings, Inc., 1 mo. USD LIBOR + 3.500%(1)	(B, B2)	11/17/25	8.727	10,332,219
1,578	CPM Holdings, Inc., 1 mo. USD LIBOR + 8.250%(1),(8)	(B-, Caa2)	11/16/26	13.477	1,574,657
351	Griffon Corp., 3 mo. USD Term SOFR + 2.250%(1)	(BB, Ba2)	01/24/29	7.639	350,661
5,576	LSF12 Badger Bidco LLC(2),(5)	(B, B2)	07/25/30	0.000	5,471,368
3,696	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(1),(8)	(CCC+, Caa2)	09/06/26	12.183	3,252,352
10,713	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	09/06/25	8.933	10,347,776
5,950	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.750%(1)	(B-, B2)	07/24/26	10.183	5,790,955
4,538	Pro Mach Group, Inc., 1 mo. USD LIBOR + 4.000%(1)	(B-, B1)	08/31/28	9.433	4,548,350
					70,602,461
Media - Diversified (0.5%)
1,593	Cast & Crew Payroll LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B1)	02/09/26	8.933	1,565,402
3,069	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(1),(2),(4)	(NR, NR)	06/08/33	8.486	—
1,454	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(1),(4)	(NR, NR)	07/31/26	4.318	1,587,141
1,360	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(1),(4)	(NR, NR)	07/31/26	4.472	1,484,819
7,599	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(1),(2),(4)	(NR, NR)	06/08/30	8.476	4,869,770
					9,507,132
Media Content (0.2%)
4,733	Recorded Books, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	08/29/25	9.319	4,742,677

Medical Products (2.7%)
7,258	Artivion, Inc., 3 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/01/27	9.003	6,999,671
9,031	Covetrus, Inc., 3 mo. USD Term SOFR + 5.000%(1)	(B-, B1)	10/13/29	10.242	8,745,232
3,651	Femur Buyer, Inc., 3 mo. USD LIBOR + 4.500%(1)	(CCC+, Caa1)	03/05/26	10.003	3,409,006
7,308	Femur Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(1),(2)	(CCC+, NR)	08/05/25	11.003	6,595,530
5,634	Maravai Intermediate Holdings LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B1)	10/19/27	8.320	5,634,835
11,078	Medline Borrower LP, 1 mo. USD Term SOFR + 3.250%(1)	(B+, B1)	10/23/28	8.683	10,978,829
7,051	Sotera Health Holdings LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	12/11/26	8.183	6,995,076
6,565	Viant Medical Holdings, Inc., 1 mo. USD LIBOR + 3.750%(1)	(CCC+, B3)	07/02/25	9.183	6,426,760
1,500	Viant Medical Holdings, Inc., 1 mo. USD LIBOR + 7.750%(1),(8)	(CCC-, Caa3)	07/02/26	13.183	1,352,820
					57,137,759
Oil Refining & Marketing (0.6%)
11,780	EG Finco Ltd., 2 mo. EUR EURIBOR + 4.000%(1),(4)	(B-, WR)	02/07/25	7.636	12,953,469

Packaging (2.3%)
4,252	Altium Packaging LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	02/03/28	8.183	4,230,738
2,058	Anchor Glass Container Corp., 3 mo. USD LIBOR + 7.750%(1),(8)	(D, Ca)	12/07/24	13.042	840,911
3,798	Anchor Glass Container Corp., 3 mo. USD LIBOR + 2.750%(1)	(D, Caa1)	12/07/23	7.960 - 8.042	2,931,224
2,890	Anchor Glass Container Corp., 3 mo. USD LIBOR + 5.000%(1),(2)	(D, Caa1)	12/07/23	10.210	2,254,122
5,176	Berry Global, Inc., 3 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba1)	07/01/26	7.293	5,177,778
5,738	Mauser Packaging Solutions Holding Co.(1)	(B, B2)	08/14/26	9.141	5,736,697
18,730	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	11/03/25	9.141 - 9.320	18,678,882
5,390	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	07/09/28	9.170	5,349,602

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Packaging (continued)
$3,770	TricorBraun Holdings, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B-, B2)	03/03/28	8.683	$3,728,949
					48,928,903
Personal & Household Products (1.9%)
601	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 6.000%(1)	(CCC+, Caa1)	12/20/29	11.419	590,374
3,665	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B1)	12/21/28	8.919	3,668,135
3,831	ABG Intermediate Holdings 2 LLC(9)	(B, B1)	12/21/28	4.000	3,840,561
11,686	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 4.000%(1)	(B, B1)	12/21/28	9.419	11,713,711
8,000	Keter Group BV, 3 mo. EUR EURIBOR + 4.250%(1),(4)	(CCC, Caa2)	10/31/23	7.964	8,211,839
6,180	Keter Group BV, 3 mo. EUR EURIBOR + 4.250%(1),(4)	(CCC, Caa2)	10/31/23	7.712	6,343,646
4,685	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(1)	(NR, NR)	06/30/28	12.739	4,706,436
					39,074,702
Pharmaceuticals (1.6%)
6,490	Alkermes, Inc., 1 mo. USD Term SOFR + 2.500%(1),(2)	(BB, Ba3)	03/12/26	7.836	6,376,300
9,214	Certara LP, 1 mo. USD LIBOR + 3.500%(1)	(B+, B1)	08/15/26	8.976	9,237,438
10,249	Horizon Therapeutics USA, Inc., 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba1)	03/15/28	7.156	10,246,777
5,443	ICON Luxembourg Sarl, 3 mo. USD Term SOFR + 2.250%(1)	(BB+, Ba1)	07/03/28	7.753	5,454,246
1,356	PRA Health Sciences, Inc., 3 mo. USD Term SOFR + 2.250%(1)	(BB+, Ba1)	07/03/28	7.753	1,358,929
					32,673,690
Rail (0.2%)
4,400	Genesee & Wyoming, Inc., 3 mo. USD Term SOFR + 2.000%(1)	(BB+, Ba2)	12/30/26	7.342	4,403,732

Real Estate Development & Management (0.3%)
6,378	BIFM CA Buyer, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	06/01/26	8.933	6,380,722

Real Estate Investment Trusts (0.7%)
8,893	Claros Mortgage Trust, Inc., 1 mo. USD Term SOFR + 4.500%(1),(2)	(B+, Ba3)	08/09/26	9.855	8,581,634
3,521	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(BB, Ba2)	07/26/26	8.669	3,514,638
2,298	Starwood Property Trust, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(BB, Ba2)	11/18/27	8.569	2,294,152
					14,390,424
Recreation & Travel (1.5%)
2,154	Bulldog Purchaser, Inc., 1 mo. USD Term SOFR + 7.750%(1)	(CCC-, Caa3)	09/04/26	13.169	1,737,884
6,925	Bulldog Purchaser, Inc., 1 mo. USD Term SOFR + 3.750%(1)	(B-, B3)	09/05/25	9.169	6,636,435
1,249	Crown Finance U.S., Inc.(6),(7)	(NR, NR)	02/28/25	0.000	137,589
4,728	Crown Finance U.S., Inc.(6),(7)	(NR, NR)	09/30/26	0.000	520,903
5,429	Crown Finance U.S., Inc., 3 mo. USD Term SOFR + 10.000%(1)	(NR, NR)	09/07/23	15.268 - 15.308	6,068,199
2,477	Crown Finance U.S., Inc., 3 mo. USD Term SOFR + 8.500%(1)	(NR, NR)	07/31/28	13.846	2,484,919
7,794	Hornblower Sub LLC, 3 mo. USD LIBOR + 4.500%(1)	(CCC-, Caa2)	04/27/25	10.481	4,040,074
5,773	Hornblower Sub LLC, 3 mo. USD LIBOR + 8.125%(1)	(NR, NR)	11/10/25	13.446	5,780,441
2,000	Hornblower Sub LLC, 3 mo. USD LIBOR + 8.125%(1)	(NR, NR)	11/10/25	13.443	2,002,510
2,000	Hornblower Sub LLC, 3 mo. USD LIBOR + 8.125%(1)	(NR, NR)	11/20/25	13.446	2,002,510
					31,411,464
Restaurants (1.3%)
5,704	1011778 BC Unlimited Liability Co., 1 mo. USD LIBOR + 1.750%(1)	(BB+, Ba2)	11/19/26	7.183	5,677,715
3,874	Flynn Restaurant Group LP, 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	12/01/28	9.683	3,865,066
6,510	Fogo De Chao, Inc., 3 mo. USD LIBOR + 4.250%(1),(8)	(B-, Caa1)	04/07/25	9.726	6,427,488
7,750	IRB Holding Corp.(5)	(B+, B2)	12/15/27	0.000	7,719,504
1,529	K-Mac Holdings Corp., 1 mo. USD Term SOFR + 6.750%(1)	(CCC, Caa2)	07/30/29	12.169	1,420,540
3,192	Tacala LLC, 1 mo. USD LIBOR + 3.500%(1)	(B-, B2)	02/05/27	8.933	3,169,753
					28,280,066
Software - Services (16.1%)
13,344	Applied Systems, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	09/18/26	9.742	13,388,919
2,699	AQA Acquisition Holding, Inc., 1 mo. USD Term SOFR + 4.250%,3 mo. USD Term SOFR + 4.250%(1)	(B-, B2)	03/03/28	9.683 - 9.881	2,683,701
10,703	Aston FinCo Sarl, 1 mo. USD Term SOFR + 4.250%(1),(2)	(B-, B3)	10/09/26	9.569	9,364,725
8,837	Astra Acquisition Corp., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B1)	10/25/28	10.683	6,688,204

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services (continued)
$5,639	Cardinal Parent, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(CCC+, B3)	11/12/27	9.892	$5,004,447
18,488	Ceridian HCM Holding, Inc., 3 mo. USD LIBOR + 2.500%(1)	(B+, Ba3)	04/30/25	7.976	18,515,117
6,758	CommerceHub, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	12/29/27	9.217	6,070,671
9,602	ConnectWise LLC, 1 mo. USD Term SOFR + 3.500%(1)	(NR, B2)	09/29/28	8.933	9,428,100
9,296	Corel Corp., 3 mo. USD Term SOFR + 5.000%(1)	(B-, B2)	07/02/26	10.364	8,699,513
5,749	Cornerstone OnDemand, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B2)	10/16/28	9.253	5,341,065
3,587	DCert Buyer, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	10/16/26	9.264	3,577,609
2,083	DCert Buyer, Inc., 3 mo. USD Term SOFR + 7.000%(1)	(CCC, Caa2)	02/19/29	12.264	1,951,326
6,296	E2open LLC, 1 mo. USD Term SOFR + 3.500%(1)	(B, B2)	02/04/28	8.933	6,296,919
4,502	EAB Global, Inc., 1 mo. USD Term SOFR + 3.500%, 3 mo. USD LIBOR + 3.500%(1)	(B-, B2)	08/16/28	8.872 - 8.933	4,473,516
3,391	Endure Digital, Inc., 3 mo. USD LIBOR + 3.500%(1)	(B, B2)	02/10/28	8.792	3,228,042
2,580	Epicor Software Corp., 1 mo. USD Term SOFR + 7.750%(1)	(CCC, Caa2)	07/31/28	13.169	2,597,737
3,439	EverCommerce, Inc., 1 mo. USD Term SOFR + 3.250%(1)	(B+, B1)	07/06/28	8.683	3,444,132
17,674	Finastra USA, Inc., 6 mo. USD LIBOR + 3.500%(1)	(CCC+, B3)	06/13/24	9.038 - 9.231	17,173,519
13,332	Finastra USA, Inc., 6 mo. USD LIBOR + 7.250%(1)	(CCC-, Caa3)	06/13/25	12.981	12,240,450
10,989	Flexera Software LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B-, B1)	03/03/28	9.183	10,853,257
420	Genuine Financial Holdings LLC(5)	(B, B2)	07/11/25	0.000	419,782
20,145	Hyland Software, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	07/01/24	8.933	20,107,702
3,273	Hyland Software, Inc., 1 mo. USD Term SOFR + 6.250%(1)	(CCC, Caa2)	07/07/25	11.683	3,256,967
4,888	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%(1)	(B, B2)	03/31/28	8.712	4,858,981
2,933	Instructure Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(1)	(NR, B1)	10/30/28	8.183	2,933,410
700	Marcel LUX IV Sarl, 1 mo. USD Term SOFR + 4.000%(1),(2)	(BB-, B1)	12/31/27	9.164	698,167
774	Marcel LUX IV Sarl, 1 mo. USD Term SOFR + 3.250%(1),(2)	(BB-, B1)	03/15/26	8.414	772,391
4,316	Mitnick Corporate Purchaser, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	05/02/29	9.969	4,104,525
6,710	NAB Holdings LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B1)	11/23/28	8.392	6,707,943
18,451	Open Text Corp., 1 mo. USD Term SOFR + 3.500%(1)	(BBB-, Ba1)	01/31/30	8.919	18,503,068
17,055	Polaris Newco LLC, 3 mo. USD LIBOR + 4.000%(1)	(B-, B2)	06/02/28	9.538	16,136,804
16,821	Project Alpha Intermediate Holding, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(B-, B3)	04/26/24	9.319	16,831,896
2,871	Project Boost Purchaser LLC, 1 mo. USD Term SOFR + 3.500%(1),(2)	(B-, B2)	05/30/26	8.933	2,863,873
3,561	Project Ruby Ultimate Parent Corp., 1 mo. USD Term SOFR + 3.250%(1)	(B, B2)	03/10/28	8.683	3,521,050
15,210	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(1)	(CCC+, B2)	02/01/29	9.769	12,437,107
800	Redstone Holdco 2 LP, 1 mo. USD LIBOR + 7.750%(1)	(CCC, Caa3)	04/27/29	13.180	506,284
8,228	Redstone Holdco 2 LP, 1 mo. USD Term SOFR + 4.750%(1)	(B-, B3)	04/27/28	10.162	6,344,931
1,584	Rinchem Co., Inc., 3 mo. USD Term SOFR + 4.250%(1),(2)	(B-, B3)	03/02/29	9.592	1,522,620
3,537	SkillSoft Corp., 1 mo. USD Term SOFR + 5.250%(1)	(B-, B2)	07/14/28	10.558	3,271,878
3,452	Sovos Compliance LLC, 1 mo. USD Term SOFR + 4.500%(1)	(B-, B3)	08/11/28	9.933	3,362,772
4,523	SS&C European Holdings Sarl, 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba2)	04/16/25	7.183	4,526,050
4,559	SS&C Technologies, Inc., (2018 Term Loan B3), 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba2)	04/16/25	7.183	4,562,507
495	SS&C Technologies, Inc., (2018 Term Loan B5), 1 mo. USD Term SOFR + 1.750%(1)	(BB+, Ba2)	04/16/25	7.183	495,237
9,549	Storable, Inc., 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%(1)	(B, B2)	04/17/28	8.742 - 8.837	9,445,392
3,980	Symplr Software, Inc., 3 mo. USD Term SOFR + 4.500%(1)	(B-, B2)	12/22/27	9.969	3,599,926
4,141	Transact Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(1)	(B, B2)	04/30/26	9.683	4,126,297
975	Ultimate Software Group, Inc., 3 mo. USD Term SOFR + 5.250%(1)	(CCC, Caa1)	05/03/27	10.271	966,167
4,776	Ultimate Software Group, Inc., 3 mo. USD Term SOFR + 3.250%(1)	(B-, B1)	05/04/26	8.618	4,757,056
11,438	Ultimate Software Group, Inc., 3 mo. USD Term SOFR + 3.750%(1)	(B-, B1)	05/04/26	9.219	11,437,744
966	Virtusa Corp., 1 mo. USD Term SOFR + 3.750%(1)	(B, B1)	02/15/29	9.169	962,862
10,289	Virtusa Corp., 3 mo. USD LIBOR + 3.750%(1)	(B, B1)	02/11/28	9.331	10,262,527
3,236	VS Buyer LLC, 1 mo. USD Term SOFR + 3.250%(1)	(B, B1)	02/28/27	8.669	3,218,418
2,414	World Wide Technology Holding Co. LLC, 1 mo. USD Term SOFR + 3.250%(1)	(BB, Ba3)	03/01/30	8.491	2,406,406
					340,949,709
Specialty Retail (0.2%)
4,513	Mister Car Wash Holdings, Inc., 3 mo. USD Term SOFR + 3.000%(1)	(B, B2)	05/14/26	8.325	4,512,318

Steel Producers/Products (0.2%)
3,548	Grinding Media, Inc., 3 mo. USD Term SOFR + 4.000%(1)	(B, B2)	10/12/28	9.530	3,485,955

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Steel Producers/Products (continued)
$818	Zekelman Industries, Inc.(5)	(BB+, Ba3)	01/24/27	0.000	$816,154
					4,302,109
Support - Services (4.7%)
11,948	Allied Universal Holdco LLC, 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	05/12/28	9.169	11,535,598
2,261	Centuri Group, Inc., 1 mo. USD Term SOFR + 2.500%(1)	(B+, Ba2)	08/27/28	7.805	2,260,720
7,746	CoreLogic, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	06/02/28	8.933	7,144,452
995	Fugue Finance BV, 3 mo. USD Term SOFR + 4.500%(1)	(B, B1)	01/31/28	9.764	996,769
10,000	Fugue Finance BV, 3 mo. EUR EURIBOR + 4.750%(1),(4)	(B, B1)	01/31/28	8.212	11,058,911
10,382	Global Education Management Systems Establishment, 3 mo. USD Term SOFR + 5.000%(1)	(B, B2)	07/31/26	10.525	10,418,524
3,557	KUEHG Corp., 3 mo. USD Term SOFR + 5.000%(1)	(B, B2)	06/12/30	10.242	3,545,463
4,430	LaserShip, Inc., 2 mo. USD Term SOFR + 7.500%(1),(2)	(CCC-, Caa3)	05/07/29	13.131	3,477,243
10,830	LaserShip, Inc., 2 mo. USD Term SOFR + 4.500%(1)	(CCC+, B3)	05/07/28	10.131	9,324,467
12,935	Nuvei Technologies Corp., 1 mo. USD Term SOFR + 2.500%(1)	(BB-, Ba3)	09/29/25	7.933	12,964,165
1,897	Savage Enterprises LLC, 1 mo. USD Term SOFR + 3.250%(1)	(BB-, B1)	09/15/28	8.683	1,899,341
7,730	SRAM LLC, 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	05/18/28	8.183	7,713,517
2,000	Trans Union LLC(5)	(BBB-, Ba2)	12/01/28	0.000	2,000,520
3,025	TruGreen Ltd. Partnership, 3 mo. USD LIBOR + 8.500%(1)	(CCC, Caa3)	11/02/28	14.131	1,857,864
11,658	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(1)	(B-, B2)	04/30/26	9.503	11,639,824
500	Wrench Group LLC, 3 mo. USD Term SOFR + 4.500%(1),(2)	(B-, B2)	04/30/26	9.842	500,000
					98,337,378
Tech Hardware & Equipment (1.2%)
13,221	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(B, Caa1)	05/25/28	9.775	11,628,251
2,689	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(1)	(B+, B1)	05/25/28	9.775	2,365,068
7,073	Ingram Micro, Inc., 3 mo. USD LIBOR + 3.500%(1)	(BB-, B1)	06/30/28	9.038	7,066,364
5,005	Vertiv Group Corp., 1 mo. USD Term SOFR + 2.750%(1)	(BB-, B1)	03/02/27	7.977	5,013,383
					26,073,066
Telecom - Wireless (0.8%)
5,058	Eagle Broadband Investments LLC, 3 mo. USD Term SOFR + 3.000%(1)	(B+, B2)	11/12/27	8.503	4,915,300
7,155	SBA Senior Finance II LLC, 1 mo. USD Term SOFR + 1.750%(1)	(BBB-, Ba2)	04/11/25	7.170	7,157,519
7,126	Xplornet Communications, Inc., 1 mo. USD Term SOFR + 4.000%(1)	(CCC+, B2)	10/02/28	9.433	5,800,812
					17,873,631
Telecom - Wireline Integrated & Services (1.3%)
12,518	Altice France SA, 3 mo. USD Term SOFR + 5.500%(1)	(B-, B2)	08/15/28	10.808	10,370,443
17,249	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(1)	(NR, B1)	08/01/29	10.789	14,906,430
2,221	TVC Albany, Inc., 1 mo. USD Term SOFR + 3.500%(1)	(B-, B2)	07/23/25	8.933	2,139,645
948	Voyage Australia Pty. Ltd., 3 mo. USD Term SOFR + 3.500%(1)	(BB-, B1)	07/20/28	9.088	932,410
					28,348,928
Theaters & Entertainment (1.5%)
4,791	NAI Entertainment Holdings LLC, 1 mo. USD LIBOR + 2.500%(1),(8)	(B, B3)	05/08/25	7.933	4,503,889
9,638	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(1)	(B+, B2)	04/29/26	8.369	9,639,519
17,788	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(1)	(B+, B3)	05/18/25	8.183	17,788,751
					31,932,159
Trucking & Delivery (0.1%)
1,619	American Trailer World Corp., 1 mo. USD Term SOFR + 3.750%(1)	(B, B3)	03/03/28	9.169	1,513,636
TOTAL BANK LOANS (Cost $1,771,166,783)					1,689,844,221

CORPORATE BONDS (9.6%)
Auto Parts & Equipment (0.1%)
3,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 101.88)(4),(12)	(B+, B3)	04/15/29	3.750	2,757,665

Brokerage (0.1%)
1,856	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 102.16)(12)	(BB-, Ba3)	06/15/25	8.625	1,878,338

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building & Construction (0.1%)
$2,895	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(12)	(CCC+, B3)	09/01/28	5.500	$2,608,323

Building Materials (0.4%)
2,535	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(12)	(BB-, Ba2)	06/15/30	6.375	2,511,799
700	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(12)	(CCC+, Caa1)	03/01/29	6.000	607,248
2,974	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(12)	(B, B1)	05/01/29	4.625	2,659,663
3,000	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(12),(13)	(B, B3)	02/01/30	5.500	2,538,285
					8,316,995
Cable & Satellite TV (0.4%)
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(12)	(B, B2)	11/15/31	4.500	718,416
9,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 08/11/23 @ 102.75)(12)	(BB-, Ba3)	03/01/28	5.500	8,292,150
					9,010,566
Chemicals (0.6%)
4,000	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(12)	(B-, B2)	05/15/28	4.750	3,048,362
4,750	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 103.38)(12)	(CCC, Caa2)	05/15/26	6.750	2,773,976
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(12),(13)	(CCC+, Caa2)	02/15/30	9.000	6,530,240
					12,352,578
Consumer/Commercial/Lease Financing (0.1%)
2,500	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/23 @ 102.38)(12)	(BB, Ba2)	02/01/28	4.750	2,225,969

Diversified Capital Goods (0.1%)
3,367	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(12)	(BB, Ba2)	06/01/31	4.250	2,915,990

Electronics (0.1%)
1,637	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(12),(13)	(B+, Ba3)	06/15/29	4.000	1,414,846

Gas Distribution (0.2%)
1,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 08/21/23 @ 103.38)(12)	(BB, B1)	09/15/25	6.750	954,427
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.25)(12)	(BB, B1)	09/30/26	6.500	2,756,325
					3,710,752
Health Facility (0.1%)
1,250	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(12)	(B-, B2)	10/31/29	4.375	1,112,613

Health Services (0.1%)
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 102.63)(12)	(CCC+, B3)	12/15/25	5.250	1,362,809

Insurance Brokerage (0.8%)
4,750	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(12)	(B-, B2)	03/15/30	8.500	4,849,369
4,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(12)	(CCC, Caa2)	12/15/30	10.500	3,964,833
3,000	NFP Corp., Rule 144A, Senior Secured Notes (Callable 10/01/25 @ 103.75)(12)	(B, B1)	10/01/30	7.500	2,920,344
4,054	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 103.44)(12)	(CCC+, Caa2)	08/15/28	6.875	3,593,682

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Insurance Brokerage (continued)
$2,200	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(12)	(BB-, B1)	02/01/30	4.375	$1,949,064
					17,277,292
Investments & Misc. Financial Services (0.5%)
8,631	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(12)	(CCC+, Caa1)	11/15/29	8.500	7,353,554
1,946	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(12)	(B+, B1)	04/15/29	5.250	1,773,331
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(12)	(B+, B1)	01/15/32	5.000	2,473,568
					11,600,453
Machinery (0.3%)
6,508	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(12)	(BB, Ba2)	04/15/29	4.375	5,864,258

Metals & Mining - Excluding Steel (0.2%)
2,975	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(12)	(B, B1)	02/15/30	6.500	2,621,674
3,154	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.50)(12),(13)	(B-, B3)	02/15/26	7.000	2,910,447
					5,532,121
Packaging (0.4%)
2,000	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(12)	(B+, Ba3)	01/01/30	7.500	2,044,790
6,675	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(12)	(BB-, Ba3)	04/15/29	4.125	5,917,712
					7,962,502
Personal & Household Products (0.1%)
1,700	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(12),(13)	(CCC+, Caa2)	06/01/29	6.375	1,392,683

Pharmaceuticals (0.1%)
1,950	Syneos Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(12)	(BB-, B1)	01/15/29	3.625	1,932,273

Real Estate Investment Trusts (0.2%)
3,887	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(12)	(BB-, Ba3)	07/15/26	3.625	3,452,297

Recreation & Travel (0.4%)
4,000	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(12),(13)	(B, B2)	08/15/29	5.250	3,603,600
3,625	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(12)	(B, B3)	05/15/31	7.250	3,465,957
1,672	Speedway Motorsports LLC/Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 102.44)(12)	(BB, B2)	11/01/27	4.875	1,549,982
					8,619,539
Software - Services (1.4%)
1,500	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(12)	(B+, B1)	07/15/29	4.125	1,302,763
4,962	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(12)	(CCC+, Caa2)	02/15/29	6.000	3,664,561
4,100	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(12)	(BB-, Ba3)	12/01/29	3.875	3,472,136
9,180	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 104.13)(12),(13)	(CCC+, Caa1)	02/01/28	8.250	8,913,481
11,561	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(12)	(CCC+, Caa1)	12/15/28	7.125	9,688,809
2,739	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(12)	(B+, B1)	02/01/29	3.875	2,356,836
					29,398,586

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail (0.2%)
$3,745	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/14/23 @ 101.88)(12)	(NR, Caa3)	05/01/25	7.500	$2,495,106
102	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/14/23 @ 101.88)(2),(10),(12)	(NR, NR)	05/01/25	7.500	66,073
137	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (2),(10)	(NR, NR)	05/01/25	0.000	72,541
1,850	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.00)(12)	(BB+, Ba2)	08/15/28	4.000	1,640,055
1,449	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(12)	(BB+, Ba2)	02/15/31	3.750	1,231,143
					5,504,918
Steel Producers/Products (0.2%)
4,348	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(12)	(B, Caa1)	04/15/29	6.250	3,641,493

Support - Services (1.7%)
5,251	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 102.44)(12)	(CCC+, Caa2)	07/15/27	9.750	4,821,636
6,455	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(12),(13)	(CCC+, Caa2)	06/01/29	6.000	4,931,438
1,471	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 101.81)(4),(12)	(B, B3)	06/01/28	3.625	1,305,185
3,557	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(12)	(B, B3)	06/01/28	4.625	3,020,089
11,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(12)	(B-, B2)	05/01/28	4.500	9,060,590
9,565	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 09/01/23 @ 101.78)(12)	(B, B2)	07/31/26	7.125	9,278,480
3,000	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(12)	(CCC+, Caa1)	10/15/28	6.875	2,706,275
					35,123,693
Telecom - Wireline Integrated & Services (0.6%)
3,775	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(12)	(B-, B2)	10/15/29	5.500	2,685,030
5,221	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.38)(12)	(B+, B1)	10/15/27	6.750	4,888,372
3,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(12)	(B+, B1)	07/15/29	5.125	2,484,086
2,064	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.13)(12)	(B, B1)	07/01/28	4.250	1,462,952
2,000	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(12)	(B, B1)	01/15/29	3.625	1,321,539
					12,841,979
Transport Infrastructure/Services (0.1%)
2,200	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(12)	(BBB-, Ba1)	06/01/28	6.250	2,182,356
TOTAL CORPORATE BONDS (Cost $218,590,653)					201,993,887

ASSET BACKED SECURITIES (5.0%)
Collateralized Debt Obligations (5.0%)
3,000	ALM Ltd., 2020-1A, Rule 144A, 3 mo. USD Term SOFR + 6.262%(1),(12)	(BB-, NR)	10/15/29	11.570	2,782,036
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, 3 mo. USD Term SOFR + 3.982%(1),(12)	(NR, NR)	01/19/35	9.302	3,242,271
1,740	Anchorage Capital CLO Ltd., 2018-10A, Rule 144A, 3 mo. USD Term SOFR + 1.462%(1),(12)	(AAA, NR)	10/15/31	6.770	1,734,477
2,500	Ares XXXIV CLO Ltd., 2015-2A, Rule 144A, 3 mo. USD Term SOFR + 1.512%(1),(12)	(AAA, Aaa)	04/17/33	6.820	2,486,250
2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, 3 mo. USD Term SOFR + 3.562%(1),(12)	(NR, Baa3)	07/15/34	8.870	2,233,470

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, 3 mo. USD Term SOFR + 7.012%(1),(12)	(BB-, NR)	04/20/34	12.338	$1,620,827
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 5.662%(1),(12)	(B+, NR)	04/20/31	10.988	1,694,464
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, 3 mo. USD LIBOR + 4.300%(1),(12)	(BBB-, NR)	08/20/32	9.679	5,127,795
3,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 1.962%(1),(12)	(A, NR)	01/15/30	7.270	2,900,033
2,446	Capital Automotive LLC, 2017-1A, Rule 144A(12)	(A+, NR)	04/15/47	4.180	2,381,332
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD LIBOR + 5.400%(1),(12)	(BB-, NR)	07/27/31	11.019	633,912
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, 3 mo. USD Term SOFR + 3.412%(1),(12)	(BBB-, NR)	07/15/31	8.720	1,782,134
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112%(1),(12)	(B+, NR)	01/18/31	11.422	2,379,257
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, 3 mo. USD Term SOFR + 3.012%(1),(12)	(NR, Baa3)	04/20/31	8.338	3,638,399
3,992	Dewolf Park CLO Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 1.182%(1),(12)	(NR, Aaa)	10/15/30	6.490	3,972,613
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(12)	(BBB-, NR)	07/17/34	8.770	1,636,906
7,000	Galaxy XXII CLO Ltd., 2016-22A, Rule 144A, 3 mo. USD Term SOFR + 1.462%(1),(12)	(AAA, NR)	04/16/34	6.770	6,901,412
5,000	Galaxy XXVIII CLO Ltd., 2018-28A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(12)	(BBB-, NR)	07/15/31	8.570	4,725,807
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 4.460%(1),(12)	(BBB-, NR)	04/15/34	9.768	3,163,867
2,800	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 2.710%(1),(12)	(A, NR)	04/15/33	8.056	2,730,396
1,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 3.610%(1),(12)	(BBB-, NR)	04/15/33	8.956	959,618
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, 3 mo. USD Term SOFR + 7.180%(1),(12)	(BB-, NR)	04/15/33	12.526	1,864,303
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, 3 mo. USD Term SOFR + 3.910%(1),(12)	(BBB-, NR)	04/17/34	9.218	3,154,677
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 3.262%(1),(12)	(BBB-, NR)	01/27/31	8.613	3,694,838
2,500	KKR CLO 14 Ltd., Rule 144A, 3 mo. USD Term SOFR + 6.412%(1),(12)	(NR, B1)	07/15/31	11.720	2,274,482
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 6.342%(1),(12)	(NR, Ba3)	04/15/29	11.650	2,965,773
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, 3 mo. USD Term SOFR + 7.082%(1),(12)	(NR, Ba3)	04/20/33	12.408	1,770,096
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, 3 mo. USD Term SOFR + 7.962%(1),(12)	(NR, Ba3)	10/15/34	13.270	3,136,213
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD LIBOR + 5.750%(1),(12)	(NR, Ba1)	01/22/35	11.357	4,830,949
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, 3 mo. USD Term SOFR + 3.112%(1),(12)	(BBB-, NR)	07/15/30	8.420	2,002,915
3,580	Signal Peak CLO 5 Ltd., 2018-5A, Rule 144A, 3 mo. USD Term SOFR + 2.912%(1),(12)	(BBB-, NR)	04/25/31	8.263	3,305,193
5,196	Stratus CLO Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 1.062%(1),(12)	(NR, Aaa)	12/29/29	6.388	5,165,647
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, 3 mo. USD Term SOFR + 3.762%(1),(12)	(NR, Baa3)	10/22/31	9.107	2,537,981
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, 3 mo. USD LIBOR + 3.300%(1),(12)	(NR, A3)	09/10/29	8.840	2,801,663
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, 3 mo. USD Term SOFR + 5.332%(1),(12)	(NR, Ba1)	07/19/34	10.652	2,736,527
1,750	Vibrant CLO 1X Ltd., 2018-9A, Rule 144A, 3 mo. USD Term SOFR + 3.462%(1),(12)	(NR, Baa3)	07/20/31	8.788	1,499,799
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, 3 mo. USD LIBOR + 5.750%(1),(12)	(NR, Ba3)	06/20/29	11.260	1,257,043
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612%(1),(12)	(BBB-, NR)	07/14/31	8.923	2,670,106
TOTAL ASSET BACKED SECURITIES (Cost $113,467,595)					106,395,481

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

Shares		Value

COMMON STOCKS (1.0%)
Auto Parts & Equipment (0.2%)
311,079	Jason, Inc.(7)	$3,732,948

Chemicals (0.6%)
31,756	Project Investor Holdings LLC(2),(7),(8),(10)	318
529,264	Proppants Holdings LLC(2),(7),(8),(10)	10,585
191,054	Utex Industries(7)	12,354,889
		12,365,792
Energy - Exploration & Production (0.0%)
926,254	PES Energy, Class A(2),(7),(8),(10)	9,262

Machinery (0.0%)
6,708,021	Alloy Topco Ltd.(2),(7),(10),(11)	—

Personal & Household Products (0.1%)
196,189	Serta Simmons Common(7)	2,874,169

Pharmaceuticals (0.0%)
156,133	Akorn, Inc.(2),(7)	42,937

Private Placement (0.1%)
397,839	Technicolor Creative Studios SA(7),(14)	1,138,264
2,437,234	Vantiva SA(7),(14)	516,743
		1,655,007
Software - Services (0.0%)
78,712	Skillsoft Corp.(7),(13)	103,900

Specialty Retail (0.0%)
141	Eagle Investments Holding Co. LLC, Class B(2),(7),(10)	1

Theaters & Entertainment (0.0%)
1,153,846	Vantiva SA(4),(7)	243,841
TOTAL COMMON STOCKS (Cost $34,063,317)		21,027,857

WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(7),(8),(10)	—

Investments & Misc. Financial Services (0.0%)
85,017	Altisource Solutions Sarl, expires 05/31/2027(2),(7),(10)	195,539

Private Placement (0.0%)
11,774,620	Technicolor Creative Studios SA(7),(14)	331,433

Recreation & Travel (0.0%)
526,589	Cineworld Group PLC, expires 12/21/2025(2),(7),(11)	—
TOTAL WARRANTS (Cost $68,804)		526,972

SHORT-TERM INVESTMENTS (7.4%)
137,150,438	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26%	137,150,438
19,142,363	State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(15)	19,142,363
TOTAL SHORT-TERM INVESTMENTS (Cost $156,292,801)		156,292,801
TOTAL INVESTMENTS AT VALUE (103.0%) (Cost $2,293,649,953)		2,176,081,219
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.0%)		(63,296,534)
NET ASSETS (100.0%)		$2,112,784,685

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2023. The rate may be subject to a cap and floor.
(2)	Security is valued using significant unobservable inputs.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

Credit Suisse Floating Rate High Income Fund

Schedule of Investments (continued)

July 31, 2023 (unaudited)

(4)	This security is denominated in Euro.
(5)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2023.
(6)	Bond is currently in default.
(7)	Non-income producing security.
(8)	Illiquid security.
(9)	All or a portion is an unfunded loan commitment.
(10)	Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(11)	This security is denominated in British Pound.
(12)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to a value of $308,316,827 or 14.6% of net assets.
(13)	Security or portion thereof is out on loan.
(14)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.
(15)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1 mo. = 1 month
2 mo. = 2 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	5,675,000	USD	5,723,577	09/27/23	Deutsche Bank AG	$5,723,577	$6,274,121	$550,544
EUR	18,448,196	USD	18,791,157	09/27/23	Morgan Stanley	18,791,157	20,395,809	1,604,652
EUR	3,320,000	USD	3,622,891	10/11/23	Deutsche Bank AG	3,622,891	3,673,019	50,128
EUR	2,000,000	USD	2,180,022	10/11/23	JPMorgan Chase	2,180,022	2,212,662	32,640
GBP	177,970	USD	224,365	10/11/23	Barclays Bank PLC	224,365	229,037	4,672
GBP	6,823,949	USD	8,484,895	10/11/23	Deutsche Bank AG	8,484,895	8,782,030	297,135
USD	465,341	EUR	417,390	09/27/23	JPMorgan Chase	(465,341)	(461,454)	3,887

Total Unrealized Appreciation								$2,543,658

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	7,468,983	EUR	6,934,802	09/27/23	Barclays Bank PLC	$(7,468,983)	$(7,666,924)	$(197,941)
USD	639,373	EUR	595,000	09/27/23	Deutsche Bank AG	(639,373)	(657,815)	(18,442)
USD	98,859,126	EUR	99,165,329	09/27/23	Morgan Stanley	(98,859,126)	(109,634,414)	(10,775,288)
USD	12,273,726	EUR	11,111,360	10/11/23	Deutsche Bank AG	(12,273,726)	(12,292,843)	(19,117)
USD	302,833	GBP	235,683	10/11/23	Barclays Bank PLC	(302,833)	(303,310)	(477)
USD	14,860,672	GBP	13,275,888	10/11/23	Deutsche Bank AG	(14,860,672)	(17,085,304)	(2,224,632)
USD	278,025	GBP	222,877	10/11/23	JPMorgan Chase	(278,025)	(286,830)	(8,805)
USD	442,148	GBP	356,215	10/11/23	Morgan Stanley	(442,148)	(458,428)	(16,280)

Total Unrealized Depreciation								$(13,260,982)

Total Net Unrealized Appreciation/(Depreciation)								$(10,717,324)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities
Bank Loans	$—	$1,549,178,002	$140,666,219	$1,689,844,221
Corporate Bonds	—	201,855,273	138,614	201,993,887
Asset Backed Securities	—	106,395,481	—	106,395,481
Common Stocks	2,978,069	17,986,685	63,103	21,027,857
Warrants	—	331,433	195,539	526,972
Short-term Investments	156,292,801	—	—	156,292,801
	$159,270,870	$1,875,746,874	$141,063,475	$2,176,081,219
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,543,658	$—	$2,543,658

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$13,260,982	$—	$13,260,982

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2023 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as October 31, 2022	$237,117,588	$152,391	$15,563,673	$0	(1)	$252,833,652
Accrued discounts (premiums)	127,685	-	-	-		127,685
Purchases	42,318,202	-	2,109,461	-		44,427,663
Sales	(72,994,329)	-	(705,353)	-		(73,699,682)
Realized gain (loss)	(8,447,395)	-	(449,019)	-		(8,896,414)
Change in unrealized appreciation (depreciation)	15,520,869	(13,777)	(410,759)	195,539		15,291,872
Transfers into Level 3	29,252,670	-	42,937	-		29,295,607
Transfers out of Level 3	(102,229,071)	-	(16,087,837)	-		(118,316,908)
Balance as of July 31, 2023	$140,666,219	$138,614	$63,103	$195,539		$141,063,475

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2023	$3,624,069	$(13,777)	$539	$195,539		$3,806,370

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Price Range
Asset Class	At 07/31/2023	Technique	Input	(Weighted Average)*
Bank Loans	$140,666,219	Vendor Pricing	Single Broker Quote	$0.00 - $1.00 ($0.94)
Corporate Bonds	138,614	Income Approach	Expected Remaining Distribution	0.53 - 0.65 (0.59)
Common Stocks	20,166	Income Approach	Expected Remaining Distribution	0.00 - 0.02 (0.01)
	42,937	Vendor Pricing	Single Broker Quote	0.28 (N/A)
Warrants	195,539	Income Approach	Expected Remaining Distribution	0.00 - 2.30 (2.30)
	0	Vendor Pricing	Single Broker Quote	0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2023, $29,295,607 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $118,316,908 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Strategic Income Fund

Schedule of Investments

July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (49.2%)
Aerospace & Defense (0.4%)
$250	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(B, B2)	02/01/29	7.500	$247,910
1,000	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	941,136
					1,189,046
Auto Parts & Equipment (0.4%)
250	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BB+, Ba3)	04/15/28	7.000	252,084
1,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 101.88)(1),(2)	(B+, B3)	04/15/29	3.750	919,222
					1,171,306
Automakers (0.2%)
400	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	344,111
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	242,795
					586,906
Brokerage (0.4%)
1,250	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 102.16)(1)	(BB-, Ba3)	06/15/25	8.625	1,265,044

Building & Construction (1.0%)
1,000	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/23 @ 101.88)(1)	(B+, B2)	02/15/25	7.500	986,492
2,000	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	1,801,950
600	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	515,340
					3,303,782
Building Materials (2.3%)
2,000	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	1,981,695
500	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	497,735
1,805	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,565,834
1,447	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.69)(1)	(BB+, Ba2)	02/01/28	5.375	1,376,083
1,808	MIWD Holdco II LLC/MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	1,529,740
500	Oscar AcquisitionCo LLC/Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1)	(CCC+, Caa1)	04/15/30	9.500	476,382
					7,427,469
Cable & Satellite TV (1.5%)
2,000	Altice Financing SA, Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 102.50)(1)	(B, B3)	01/15/28	5.000	1,548,686
1,600	CCO Holdings LLC/CCO Holdings Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 103.69)(1)	(BB-, B1)	03/01/31	7.375	1,591,777
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B, B2)	11/15/31	4.500	215,525
500	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.88)(1)	(CCC+, Caa2)	01/15/30	5.750	259,466
400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 08/11/23 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	368,540
1,030	UPC Broadband Finco BV, Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	865,966
					4,849,960
Chemicals (2.4%)
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 101.44)(1)	(BB-, Ba3)	05/15/25	5.750	246,721

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Chemicals (continued)
$750	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	$756,743
500	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	381,045
1,400	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1),(3)	(BB, Ba2)	05/15/28	6.750	1,337,000
450	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(3)	(CCC+, Caa2)	10/01/29	6.250	332,161
2,550	Polar U.S. Borrower LLC/Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 103.38)(1)	(CCC, Caa2)	05/15/26	6.750	1,489,187
3,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(3)	(CCC+, Caa2)	02/15/30	9.000	2,448,840
795	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B, B1)	03/01/31	7.375	792,308
					7,784,005
Consumer/Commercial/Lease Financing (0.4%)
1,500	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/16/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	1,335,581

Diversified Capital Goods (0.5%)
1,958	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	1,695,725

Electronics (0.3%)
1,000	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	905,688

Energy - Exploration & Production (0.8%)
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 104.19)(1)	(BB-, B1)	07/01/28	8.375	514,905
500	Civitas Resources, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/26 @ 104.38)(1)	(BB-, B1)	07/01/31	8.750	518,125
58	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 103.63)(1),(3)	(BB, B1)	03/14/27	7.250	58,060
500	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/26 @ 104.38)(1)	(B+, B2)	06/15/31	8.750	504,437
1,000	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B2)	03/01/28	8.125	993,455
					2,588,982
Environmental (0.2%)
250	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba3)	02/01/31	6.375	251,385
250	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	246,485
					497,870
Gaming (0.8%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	358,270
910	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	845,970
600	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/26 @ 103.38)(1)	(B+, B1)	05/01/31	6.750	587,190
737	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	670,711
					2,462,141
Gas Distribution (2.8%)
1,750	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,519,075
750	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 08/31/23 @ 101.63)	(B, B2)	10/01/25	6.500	743,701
250	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 01/15/24 @ 104.00)	(B, B2)	01/15/27	8.000	246,052
625	Genesis Energy LP/Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B2)	04/15/30	8.875	624,141

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Gas Distribution (continued)
$750	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	$704,305
250	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	248,685
2,534	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.25)(1)	(BB, B1)	09/30/26	6.500	2,328,176
1,500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,377,285
1,250	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	1,107,349
					8,898,769
Health Facility (0.4%)
1,500	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B-, B2)	10/31/29	4.375	1,335,135

Health Services (0.4%)
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	235,236
1,360	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	1,206,626
					1,441,862
Insurance Brokerage (1.6%)
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 102.00)(1)	(CCC+, Caa2)	05/15/27	8.000	743,487
800	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	816,736
1,200	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,189,450
1,328	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,177,210
1,250	Ryan Specialty LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,107,423
					5,034,306
Investments & Misc. Financial Services (2.9%)
2,500	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	2,129,983
1,500	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,366,905
3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	2,700,312
196	Home Point Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.50)(1)	(NR, Caa1)	02/01/26	5.000	183,112
500	Jane Street Group/JSG Finance, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.25)(1),(3)	(BB, Ba2)	11/15/29	4.500	439,183
1,400	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(3)	(B, B2)	06/15/29	4.000	1,140,788
1,500	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.31)(1)	(NR, Ba3)	11/01/26	4.625	1,415,100
					9,375,383
Machinery (3.0%)
2,448	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	2,205,855
2,700	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(BB-, B2)	12/15/28	4.125	2,417,606
2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1),(3)	(CCC, Caa2)	10/15/29	6.625	1,889,064
1,685	Enviri Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 101.44)(1)	(B, B3)	07/31/27	5.750	1,457,441
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 08/11/23 @ 101.44)	(BB+, Ba1)	06/15/25	5.750	247,656
500	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/01/26 @ 101.88)	(BB+, Ba1)	03/01/31	3.750	427,950
500	Interface, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/23 @ 102.75)(1)	(B+, B1)	12/01/28	5.500	419,995

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Machinery (continued)
$300	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/29 @ 100.00)(1)	(BB+, Baa3)	02/15/30	6.300	$299,229
300	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	299,201
					9,663,997
Managed Care (0.1%)
475	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	425,997

Media - Diversified (0.1%)
500	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	457,950

Media Content (0.4%)
1,500	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	1,366,089

Metals & Mining - Excluding Steel (2.4%)
750	Canpack SA/Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	603,424
3,010	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	2,652,517
1,250	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 104.31)(1)	(B+, NR)	06/01/31	8.625	1,281,250
1,845	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	1,512,900
500	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	449,820
398	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ 101.94)(1)	(BB, Ba3)	08/15/31	3.875	331,823
800	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.50)(1)	(B-, B3)	02/15/26	7.000	738,224
					7,569,958
Non - Electric Utilities (0.3%)
1,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	857,379
Packaging (1.7%)
350	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(2)	(B+, Caa1)	09/01/29	3.000	294,419
500	Ball Corp., Global Company Guaranteed Notes (Callable 05/15/26 @ 103.00)	(BB+, Ba1)	06/15/29	6.000	500,625
520	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/15/24 @ 103.94)(1)	(B, B2)	08/15/26	7.875	517,523
500	Owens-Brockway Glass Container, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B+, B2)	05/15/31	7.250	508,735
250	Sealed Air Corp./Sealed Air Corp. U.S., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 103.06)(1)	(BB+, Ba2)	02/01/28	6.125	249,137
700	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	742,124
2,950	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	2,615,319
					5,427,882
Personal & Household Products (0.8%)
750	CB High Ridge, Rule 144A, Company Guaranteed Notes (1),(4),(5),(6),(7)	(NR, NR)	03/15/25	0.000	9,375
2,290	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,876,025
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 101.88)(1)	(BBB-, Baa3)	04/01/29	3.750	335,887
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB-, B1)	04/01/31	3.750	293,387
					2,514,674

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals (0.3%)
$922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 101.94)(1)	(B, Caa2)	08/15/28	3.875	$512,710
500	Syneos Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(BB-, B1)	01/15/29	3.625	495,455
					1,008,165
Real Estate Investment Trusts (1.1%)
1,690	Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, WR)	12/15/27	3.750	1,349,241
2,400	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	2,131,596
					3,480,837
Recreation & Travel (2.1%)
2,300	Boyne USA, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	2,102,189
1,500	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(3)	(B, B2)	08/15/29	5.250	1,351,350
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 102.19)(1)	(BB, Ba2)	05/01/25	8.750	254,203
3,122	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B, B3)	05/15/31	7.250	2,985,025
					6,692,767
Restaurants (0.5%)
1,300	Papa John's International, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/24 @ 101.94)(1),(3)	(BB-, B1)	09/15/29	3.875	1,112,361
510	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	483,201
					1,595,562
Software - Services (5.0%)
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(BB-, Ba3)	09/01/28	3.625	549,000
1,500	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	1,302,763
4,095	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	3,024,260
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 101.94)(1)	(BB-, Ba3)	02/15/28	3.875	865,532
2,500	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	2,117,156
475	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	394,211
2,537	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	2,463,344
4,575	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	3,834,123
1,703	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1)	(B+, B1)	02/01/29	3.875	1,465,386
					16,015,775
Specialty Retail (1.5%)
370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 08/11/23 @ 102.25)	(BB, B1)	03/01/28	4.500	338,945
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	59,236
1,750	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/14/23 @ 101.88)(1)	(NR, Caa3)	05/01/25	7.500	1,165,937
48	Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 08/14/23 @ 101.88)(1),(5),(7)	(NR, NR)	05/01/25	7.500	31,093
64	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC (5),(7)	(NR, NR)	05/01/25	0.000	33,888
1,575	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	1,396,263
725	Murphy Oil USA, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	615,996

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail (continued)
$1,225	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1),(3)	(BB-, B1)	11/15/29	4.625	$1,051,646
					4,693,004
Steel Producers/Products (0.6%)
2,150	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	1,800,646

Support - Services (4.7%)
1,342	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 08/31/23 @ 102.44)(1)	(CCC+, Caa2)	07/15/27	9.750	1,232,267
1,200	Allied Universal Holdco LLC/Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1),(3)	(CCC+, Caa2)	06/01/29	6.000	916,766
944	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 101.81)(1),(2)	(B, B3)	06/01/28	3.625	837,590
1,113	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	1,021,601
3,250	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	2,676,992
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 102.25)(1)	(BBB-, Ba1)	07/01/28	4.500	234,200
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 101.81)(1)	(BBB-, Ba1)	06/15/29	3.625	220,514
3,685	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 09/01/23 @ 101.78)(1)	(B, B2)	07/31/26	7.125	3,574,616
2,760	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 101.94)(1)	(BB-, B1)	12/15/28	3.875	2,428,569
750	TriNet Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 101.75)(1)	(BB, Ba2)	03/01/29	3.500	655,973
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	510,228
800	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	682,736
					14,992,052
Tech Hardware & Equipment (1.3%)
1,000	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB, Baa3)	04/15/29	4.750	933,849
1,951	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	1,753,160
1,650	Viavi Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 101.88)(1)	(BB+, Ba2)	10/01/29	3.750	1,417,418
					4,104,427
Telecom - Wireline Integrated & Services (2.6%)
1,000	Altice France SA, Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B-, B2)	07/15/29	5.125	701,198
1,770	Altice France SA, Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B-, B2)	10/15/29	5.500	1,258,941
2,005	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 08/31/23 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,877,262
500	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	414,015
1,500	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(B, B1)	01/15/29	3.625	991,154
1,250	Level 3 Financing, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/29 @ 100.00)(1)	(BB-, Ba2)	11/15/29	3.875	1,064,253
2,500	Vmed O2 U.K. Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	2,072,066
					8,378,889
Theaters & Entertainment (0.3%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 100.00)(1)	(B+, B2)	11/01/24	4.875	492,959

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment (continued)
$500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/31/23 @ 103.56)(1)	(B+, B2)	10/15/27	4.750	$464,710
					957,669
Transport Infrastructure/Services (0.7%)
1,252	XPO Escrow Sub LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	1,295,451
250	XPO, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 103.56)(1)	(BB-, Ba3)	06/01/31	7.125	253,201
750	XPO, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/25 @ 103.13)(1)	(BBB-, Ba1)	06/01/28	6.250	743,985
					2,292,637
TOTAL CORPORATE BONDS (Cost $167,448,129)					157,445,316

BANK LOANS (38.3%)
Advertising (0.6%)
352	MH Sub I LLC, 1 mo. USD Term SOFR + 3.750%(8)	(B, B1)	09/13/24	9.183	352,999
1,542	MH Sub I LLC, 1 mo. USD Term SOFR + 4.250%(8)	(B, B1)	05/03/28	9.569	1,489,558
					1,842,557
Aerospace & Defense (0.9%)
1,100	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 7.500%(8)	(NR, NR)	02/15/30	12.822	990,000
499	Amentum Government Services Holdings LLC, 1 mo. USD Term SOFR + 4.000%(8)	(B, B2)	02/15/29	9.222	483,778
1,466	Brown Group Holding LLC, 1 mo. USD Term SOFR + 3.750%, 3 mo. USD Term SOFR + 3.750%(8)	(B+, B2)	07/02/29	9.014 - 9.119	1,466,142
					2,939,920
Auto Parts & Equipment (1.2%)
1,050	Autokiniton U.S. Holdings, Inc., 1 mo. USD Term SOFR + 4.500%(8)	(B, B2)	04/06/28	9.933	1,051,791
374	Dealer Tire Financial LLC, 1 mo. USD Term SOFR + 4.500%(8)	(B-, B1)	12/14/27	9.819	374,017
1,250	Garrett Motion, Inc., 3 mo. USD Term SOFR + 4.500%(7),(8)	(B+, Ba2)	04/30/28	10.131	1,248,437
208	Jason Group, Inc., 1 mo. USD LIBOR + 6.000%, 0.000% PIK(8),(9)	(NR, WR)	08/28/25	11.433	177,761
1,023	RVR Dealership Holdings LLC, 3 mo. USD Term SOFR + 3.750%(8)	(BB-, B1)	02/08/28	9.246	963,407
					3,815,413
Banking (0.2%)
640	Harbourvest Partners LLC, 3 mo. USD Term SOFR + 3.000%(8)	(BB+, Ba2)	04/22/30	8.242	640,633

Brokerage (0.2%)
598	DRW Holdings LLC, 1 mo. USD Term SOFR + 3.750%(8)	(BB-, Ba3)	03/01/28	9.183	596,722

Building Materials (0.5%)
177	Cornerstone Building Brands, Inc., 1 mo. USD Term SOFR + 5.625%(8)	(B, B2)	08/01/28	10.847	174,279
1,337	Oscar AcquisitionCo LLC, 3 mo. USD Term SOFR + 4.500%(8)	(B, B1)	04/29/29	9.842	1,321,614
					1,495,893
Cable & Satellite TV (0.1%)
473	Altice Financing SA, 3 mo. USD Term SOFR + 5.000%(8)	(B, B3)	10/31/27	10.308	425,362

Chemicals (1.5%)
430	CPC Acquisition Corp., 3 mo. USD Term SOFR + 7.750%(8)	(CCC-, Caa3)	12/29/28	13.254	194,155
452	INEOS Enterprises Holdings U.S. Finco LLC, 3 mo. USD Term SOFR + 3.750%(8)	(BB, Ba3)	06/23/30	9.127	447,151
248	Lonza Group AG, 3 mo. USD Term SOFR + 3.925%(8)	(B-, B2)	07/03/28	9.267	213,065
1,299	Luxembourg Investment Co. 428 Sarl, 3 mo. USD Term SOFR + 5.000%(8)	(B-, B3)	01/03/29	10.392	963,307
1,730	Vantage Specialty Chemicals, Inc., 1 mo. USD Term SOFR + 4.750%(8)	(B-, B2)	10/26/26	9.972	1,699,402
1,295	Zep, Inc., 3 mo. USD LIBOR + 4.000%(8)	(CCC+, B3)	08/12/24	9.538	1,162,111
					4,679,191
Diversified Capital Goods (1.0%)
1,553	Dynacast International LLC, 3 mo. USD Term SOFR + 4.500%(8)	(B-, B2)	07/22/25	9.825	1,461,308

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Diversified Capital Goods (continued)
$582	Dynacast International LLC, 3 mo. USD Term SOFR + 9.000%(8)	(CCC, Caa2)	10/22/25	14.325	$448,278
1,362	Electrical Components International, Inc., 3 mo. USD Term SOFR + 4.250%(8)	(B-, B2)	06/26/25	9.614	1,292,622
					3,202,208
Electric - Generation (0.8%)
2,496	Brookfield WEC Holdings, Inc., 1 mo. USD Term SOFR + 2.750%(8)	(B, B2)	08/01/25	8.183	2,495,088

Electronics (0.6%)
1,457	Idemia Group, 3 mo. USD Term SOFR + 4.750%(8)	(B, B2)	09/30/28	10.057	1,458,181
500	Infinite Bidco LLC, 3 mo. USD Term SOFR + 7.000%(8)	(CCC, Caa2)	03/02/29	12.504	432,500
					1,890,681
Energy - Exploration & Production (0.1%)
500	Limetree Bay Terminals LLC, 3 mo. USD LIBOR + 5.000%(7),(8)	(CCC, Caa2)	02/15/24	10.504	454,910
901	PES Holdings LLC, 3.000% PIK(4),(8),(9)	(NR, WR)	12/31/24	3.000	18,024
					472,934
Food & Drug Retailers (0.7%)
1,660	Packaging Coordinators Midco, Inc., 3 mo. USD Term SOFR + 3.500%(8)	(B-, B2)	11/30/27	9.004	1,648,824
866	WOOF Holdings, Inc., 3 mo. USD LIBOR + 7.250%(7),(8)	(CCC, Caa2)	12/21/28	12.686	718,915
					2,367,739
Food - Wholesale (0.1%)
250	B&G Foods, Inc.(10)	(B+, Ba3)	10/10/26	0.000	247,701

Gaming (0.2%)
145	Arcis Golf LLC(7),(10)	(B+, B2)	11/24/28	0.000	145,005
577	Arcis Golf LLC, 1 mo. USD Term SOFR + 4.250%(7),(8)	(B+, B2)	11/24/28	9.683	578,553
					723,558
Health Facilities (1.0%)
300	Carestream Health, Inc., 3 mo. USD Term SOFR + 7.500%(8)	(B-, Caa1)	09/30/27	12.842	226,215
495	EyeCare Partners LLC, 3 mo. USD Term SOFR + 3.750%(8)	(B-, B2)	02/18/27	9.254	400,952
1,955	Loire Finco Luxembourg Sarl, 1 mo. USD Term SOFR + 3.500%(8)	(B, B3)	04/21/27	8.819	1,915,527
750	Surgery Center Holdings, Inc., 1 mo. USD Term SOFR + 3.750%(8)	(B-, B1)	08/31/26	9.119	751,174
					3,293,868
Health Services (3.2%)
250	ADMI Corp.(10)	(B-, B3)	04/30/25	0.000	240,985
1,760	ADMI Corp., 1 mo. USD Term SOFR + 3.375%(8)	(B-, B3)	12/23/27	8.808	1,669,291
110	Athenahealth Group, Inc., 2022 Delayed Draw Term Loan(10)	(B-, B2)	02/15/29	0.000	106,693
890	Athenahealth Group, Inc., 2022 Term Loan B(10)	(B-, B2)	02/15/29	0.000	866,312
1,250	Learning Care Group, Inc., 3 mo. USD LIBOR + 7.500%(8)	(CCC+, Caa2)	03/13/26	12.893	1,240,238
914	MedAssets Software Intermediate Holdings, Inc., 1 mo. USD Term SOFR + 4.000%(8)	(CCC+, B3)	12/18/28	9.433	769,977
963	PetVet Care Centers LLC, 1 mo. USD LIBOR + 3.500%(8)	(B-, B2)	02/14/25	8.919	943,654
1,000	Radiology Partners, Inc., 1 mo. USD Term SOFR + 4.250%(8)	(CCC+, B3)	07/09/25	9.601	737,875
346	Southern Veterinary Partners LLC, 1 mo. USD Term SOFR + 4.000%(8)	(B-, B2)	10/05/27	9.433	342,963
1,231	Therapy Brands Holdings LLC, 3 mo. USD LIBOR + 4.000%(7),(8)	(B-, B2)	05/18/28	9.420	1,169,116
1,173	U.S. Radiology Specialists, Inc., 1 mo. USD Term SOFR + 5.250%(8)	(B-, B3)	12/15/27	10.669	1,126,300
110	Western Dental Services, Inc. (Delayed Draw Term Loan), 1 mo. USD Term SOFR + 4.500%(8)	(B-, B3)	08/18/28	9.933	95,137
978	Western Dental Services, Inc. (Term Loan B), 1 mo. USD Term SOFR + 4.500%(8)	(B-, B3)	08/18/28	9.933	844,451
					10,152,992
Hotels (0.1%)
389	Alterra Mountain Co., 1 mo. USD Term SOFR + 3.750%(8)	(B+, B1)	05/31/30	9.169	388,955

Insurance Brokerage (1.7%)
1,350	Alliant Holdings Intermediate LLC, 1 mo. USD Term SOFR + 3.500%(8)	(B, B2)	11/05/27	8.722	1,349,198
982	Howden Group Holdings Ltd., 1 mo. USD Term SOFR + 4.000%(8)	(B, B2)	04/18/30	9.319	981,662

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Insurance Brokerage (continued)
$3,089	HUB International Ltd., 3 mo. USD Term SOFR + 4.250%(8)	(B, B2)	06/20/30	9.584	$3,105,295
					5,436,155
Investments & Misc. Financial Services (2.4%)
406	Altisource Solutions Sarl, 3 mo. USD Term SOFR + 9.500%(8),(11)	(CCC-, WR)	04/30/25	14.842	328,768
1,000	AqGen Ascensus, Inc., 3 mo. USD Term SOFR + 6.500%(8)	(CCC, Caa2)	08/02/29	12.030	930,000
677	Citadel Securities LP, 1 mo. USD Term SOFR + 3.000%(8)	(BBB-, Baa3)	02/02/28	8.305	677,128
393	Citadel Securities LP(10)	(NR, Baa3)	07/25/30	0.000	390,330
301	Ditech Holding Corp.(4),(5),(6),(7)	(NR, WR)	06/30/22	0.000	18,080
1,985	Galaxy U.S. Opco, Inc., 1 mo. USD Term SOFR + 4.750%(8)	(B-, B3)	04/29/29	10.069	1,878,306
1,719	HighTower Holdings LLC, 3 mo. USD Term SOFR + 4.000%(8)	(B-, B2)	04/21/28	9.612	1,690,902
662	Kestra Advisor Services Holdings A, Inc., 3 mo. USD Term SOFR + 4.250%(8)	(B-, B2)	06/03/26	9.592	661,631
983	Mariner Wealth Advisors LLC, 3 mo. USD Term SOFR + 3.250%(7),(8)	(B-, Ba3)	08/18/28	8.598 - 8.753	960,574
					7,535,719
Machinery (2.7%)
1,488	19th Holdings Golf LLC, 1 mo. USD Term SOFR + 3.350%(7),(8)	(B, B1)	02/07/29	8.491	1,476,986
985	CMBF LLC, 1 mo. USD Term SOFR + 6.000%(7),(8)	(B, B3)	08/02/28	11.369	986,847
280	CPM Holdings, Inc., 1 mo. USD LIBOR + 3.500%(8)	(B, B2)	11/17/25	8.728	280,830
197	CPM Holdings, Inc., 1 mo. USD LIBOR + 8.250%(8),(11)	(B-, Caa2)	11/16/26	13.478	196,832
2,000	LSF12 Badger Bidco LLC(7),(10)	(B, B2)	07/25/30	0.000	1,962,500
411	LTI Holdings, Inc., 1 mo. USD Term SOFR + 6.750%(8),(11)	(CCC+, Caa2)	09/06/26	12.183	362,085
2,416	LTI Holdings, Inc., 1 mo. USD Term SOFR + 3.500%(8)	(B-, B2)	09/06/25	8.933	2,333,783
927	LTI Holdings, Inc., 1 mo. USD Term SOFR + 4.750%(8)	(B-, B2)	07/24/26	10.183	902,051
					8,501,914
Media - Diversified (0.5%)
500	Cast & Crew Payroll LLC(10)	(B, B1)	02/09/26	0.000	491,388
392	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 5.000%(2),(7),(8)	(NR, NR)	06/05/30	8.476	—
185	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(2),(8)	(NR, NR)	07/31/26	15.335	202,463
174	Technicolor Creative Studios, 6 mo. EUR EURIBOR + 0.500%(2),(8)	(NR, NR)	07/31/26	4.472	189,410
969	Technicolor Creative Studios, 3 mo. EUR EURIBOR + 0.500%(2),(7),(8)	(NR, NR)	06/08/33	4.047	621,211
					1,504,472
Medical Products (1.3%)
1,444	Artivion, Inc., 3 mo. USD Term SOFR + 3.500%(8)	(B-, B2)	06/01/27	9.004	1,392,630
1,339	Femur Buyer, Inc., 3 mo. USD LIBOR + 4.500%(8)	(CCC+, Caa1)	03/05/26	10.004	1,249,955
700	Femur Buyer, Inc., 3 mo. USD Term SOFR + 5.500%(7),(8)	(CCC+, NR)	08/05/25	11.004	631,505
250	Maravai Intermediate Holdings LLC(10)	(B+, B1)	10/19/27	0.000	250,026
500	Viant Medical Holdings, Inc., 1 mo. USD LIBOR + 3.750%(8)	(CCC+, B3)	07/02/25	9.183	489,480
					4,013,596
Packaging (1.1%)
750	Mauser Packaging Solutions Holding Co.(10)	(B, B2)	08/14/26	0.000	749,895
2,579	Proampac PG Borrower LLC, 3 mo. USD Term SOFR + 3.750%(8)	(B-, B3)	11/03/25	9.141 - 9.320	2,572,312
337	Technimark Holdings LLC, 1 mo. USD Term SOFR + 3.750%(8)	(B-, B2)	07/09/28	9.170	334,848
					3,657,055
Personal & Household Products (0.9%)
681	ABG Intermediate Holdings 2 LLC(12)	(B, B1)	12/21/28	4.000	682,696
2,077	ABG Intermediate Holdings 2 LLC, 1 mo. USD Term SOFR + 4.000%(8)	(B, B1)	12/21/28	9.419	2,082,224
121	Serta Simmons Bedding LLC, 3 mo. USD Term SOFR + 7.500%(8)	(NR, NR)	06/30/28	12.739	121,943
					2,886,863
Real Estate Investment Trusts (0.2%)
731	Claros Mortgage Trust, Inc., 1 mo. USD Term SOFR + 4.500%(7),(8)	(B+, Ba3)	08/09/26	9.855	705,639

Recreation & Travel (1.4%)
1,421	Bulldog Purchaser, Inc., 1 mo. USD Term SOFR + 3.750%(8)	(B-, B3)	09/05/25	9.169	1,361,895
61	Crown Finance U.S., Inc.(4),(6)	(D, WR)	02/28/25	0.000	6,751
316	Crown Finance U.S., Inc.(4),(6)	(D, WR)	09/30/26	0.000	34,833
343	Crown Finance U.S., Inc., 1 mo. USD Term SOFR + 10.000%, 3 mo. USD Term SOFR + 10.000%(8)	(NR, WR)	09/07/23	15.268 - 15.308	383,211

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel (continued)
$156	Crown Finance U.S., Inc., 3 mo. USD Term SOFR + 8.500%(8)	(D, WR)	04/03/28	13.846	$156,924
860	Hornblower Sub LLC, 6 mo. USD LIBOR + 4.500%(8)	(CCC-, Caa2)	04/27/25	10.481	445,961
1,134	Hornblower Sub LLC, 3 mo. USD LIBOR + 8.125%(8)	(NR, NR)	11/10/25	13.446	1,135,444
350	Hornblower Sub LLC, 3 mo. USD LIBOR + 8.125%(8)	(NR, NR)	11/10/25	13.443	350,439
500	Hornblower Sub LLC, 3 mo. USD LIBOR + 8.125%(8)	(NR, NR)	11/20/25	13.446	500,627
249	SeaWorld Parks & Entertainment, Inc., 1 mo. USD Term SOFR + 3.000%(8)	(BB, Ba2)	08/25/28	8.433	249,646
					4,625,731
Restaurants (0.3%)
500	Tacala LLC(10)	(B-, B2)	02/05/27	0.000	496,503
375	Tacala LLC, 1 mo. USD Term SOFR + 7.500%(8)	(CCC, Caa2)	02/04/28	12.933	358,436
					854,939
Software - Services (8.3%)
1,224	Applied Systems, Inc., 3 mo. USD Term SOFR + 4.500%(8)	(B-, B2)	09/18/26	9.742	1,227,671
1,702	Aston FinCo Sarl, 1 mo. USD Term SOFR + 4.250%(7),(8)	(B-, B3)	10/09/26	9.569	1,488,959
1,126	Astra Acquisition Corp., 1 mo. USD Term SOFR + 5.250%(8)	(B-, B1)	10/25/28	10.683	852,305
248	Cardinal Parent, Inc., 3 mo. USD Term SOFR + 4.500%(8)	(CCC+, B3)	11/12/27	9.892	220,186
1,719	Ceridian HCM Holding, Inc., 3 mo. USD LIBOR + 2.500%(8)	(B+, Ba3)	04/30/25	7.976	1,721,052
1,245	ConnectWise LLC, 1 mo. USD Term SOFR + 3.500%(8)	(NR, B2)	09/29/28	8.933	1,222,385
1,235	Cornerstone OnDemand, Inc., 3 mo. USD Term SOFR + 3.750%(8)	(B-, B2)	10/16/28	9.254	1,147,389
1,250	DCert Buyer, Inc., 3 mo. USD Term SOFR + 7.000%(8)	(CCC, Caa2)	02/19/29	12.264	1,170,706
2,208	Finastra USA, Inc., 6 mo. USD LIBOR + 3.500%(8)	(CCC+, B3)	06/13/24	9.038 - 9.231	2,145,796
890	Finastra USA, Inc., 6 mo. USD LIBOR + 7.250%(8)	(CCC-, Caa3)	06/13/25	12.981	816,829
1,922	Flexera Software LLC, 1 mo. USD Term SOFR + 3.750%(8)	(B-, B1)	03/03/28	9.183	1,897,870
998	Genuine Financial Holdings LLC, 1 mo. USD LIBOR + 3.750%(8)	(B, B2)	07/11/25	9.183	998,064
2,173	Hyland Software, Inc., 1 mo. USD Term SOFR + 3.500%(8)	(B-, B2)	07/01/24	8.933	2,168,523
1,215	Hyland Software, Inc., 1 mo. USD Term SOFR + 6.250%(8)	(CCC, Caa2)	07/07/25	11.683	1,208,917
422	IGT Holding IV AB, 3 mo. USD Term SOFR + 3.400%(8)	(B, B2)	03/31/28	8.712	419,441
1,640	Polaris Newco LLC, 3 mo. USD LIBOR + 4.000%(8)	(B-, B2)	06/02/28	9.538	1,551,854
750	Project Alpha Intermediate Holding, Inc.(10)	(B-, B3)	04/26/24	0.000	750,469
1,981	Quest Software U.S. Holdings, Inc., 3 mo. USD Term SOFR + 4.250%(8)	(CCC+, B2)	02/01/29	9.769	1,620,011
200	Redstone Holdco 2 LP, 1 mo. USD LIBOR + 7.750%(8)	(CCC, Caa3)	04/27/29	13.180	126,571
1,582	Redstone Holdco 2 LP, 1 mo. USD LIBOR + 4.750%(8)	(B-, B3)	04/27/28	10.163	1,219,794
2,039	Transact Holdings, Inc., 1 mo. USD Term SOFR + 4.250%(8)	(B, B2)	04/30/26	9.683	2,032,143
663	Virtusa Corp., 3 mo. USD LIBOR + 3.750%(8)	(B, B1)	02/11/28	9.331	660,794
					26,667,729
Support - Services (2.0%)
495	Global Education Management Systems Establishment, 3 mo. USD Term SOFR + 5.000%(8)	(B, B2)	07/31/26	10.525	496,741
977	Gloves Buyer, Inc., 1 mo. USD Term SOFR + 4.000%(8)	(B-, B2)	12/29/27	9.433	934,736
988	KUEHG Corp., 3 mo. USD Term SOFR + 5.000%(8)	(B, B2)	06/12/30	10.242	984,851
830	LaserShip, Inc., 2 mo. USD Term SOFR + 7.500%(7),(8)	(CCC-, Caa3)	05/07/29	13.131	651,179
1,474	LaserShip, Inc., 2 mo. USD Term SOFR + 4.500%(8)	(CCC+, B3)	05/07/28	10.131	1,268,899
1,929	Wrench Group LLC, 3 mo. USD Term SOFR + 4.000%(8)	(B-, B2)	04/30/26	9.504	1,925,581
					6,261,987
Tech Hardware & Equipment (0.4%)
1,234	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(8)	(B, Caa1)	05/25/28	9.775	1,085,223
251	Atlas CC Acquisition Corp., 3 mo. USD Term SOFR + 4.250%(8)	(B+, B1)	05/25/28	9.775	220,724
					1,305,947
Telecom - Wireline Integrated & Services (1.1%)
492	Altice France SA, 3 mo. USD Term SOFR + 5.500%(8)	(B-, B2)	08/15/28	10.808	407,860
1,977	Patagonia Holdco LLC, 3 mo. USD Term SOFR + 5.750%(8)	(NR, B1)	08/01/29	10.789	1,708,758
932	TVC Albany, Inc., 1 mo. USD Term SOFR + 3.500%(8)	(B-, B2)	07/23/25	8.933	897,570
438	TVC Albany, Inc., 1 mo. USD Term SOFR + 7.500%(8),(11)	(CCC, Caa2)	07/23/26	12.933	409,062
					3,423,250
Theaters & Entertainment (1.0%)
750	UFC Holdings LLC, 3 mo. USD Term SOFR + 2.750%(10)	(B+, B2)	04/29/26	0.000	750,101

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value

BANK LOANS (continued)
Theaters & Entertainment (continued)
$2,459	William Morris Endeavor Entertainment LLC, 1 mo. USD Term SOFR + 2.750%(8)	(B+, B3)	05/18/25	8.183	$2,459,350
					3,209,451
Trucking & Delivery (0.0%)
168	American Trailer World Corp., 1 mo. USD Term SOFR + 3.750%(8)	(B, B3)	03/03/28	9.169	157,386
TOTAL BANK LOANS (Cost $127,416,593)					122,419,248

ASSET BACKED SECURITIES (5.6%)
Collateralized Debt Obligations (5.6%)
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, 3 mo. USD Term SOFR + 7.662% (1),(8)	(NR, Ba3)	07/20/34	12.988	1,240,389
1,000	Anchorage Capital CLO 4-R Ltd., 2014-4RA, Rule 144A, 3 mo. USD Term SOFR + 2.862% (1),(8)	(BBB-, NR)	01/28/31	8.227	934,837
1,250	Anchorage Capital CLO Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 7.062% (1),(8)	(NR, Ba3)	10/13/30	12.363	1,190,632
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, 3 mo. USD Term SOFR + 3.700% (1),(8)	(NR, Baa3)	01/20/35	3.702	906,603
1,000	BlueMountain CLO Ltd., 2016-2A, Rule 144A, 3 mo. USD LIBOR + 4.300% (1),(8)	(BBB-, NR)	08/20/32	9.679	932,326
1,000	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, Rule 144A, 3 mo. USD Term SOFR + 6.262% (1),(8)	(BB-, NR)	07/20/29	11.588	839,560
1,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, 3 mo. USD Term SOFR + 5.462% (1),(8)	(BB-, NR)	01/15/30	10.770	872,958
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, 3 mo. USD LIBOR + 5.400% (1),(8)	(BB-, NR)	07/27/31	11.019	633,912
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, 3 mo. USD Term SOFR + 6.782% (1),(8)	(B+, NR)	10/18/30	12.092	1,117,252
750	CIFC Funding Ltd., 2014-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(8)	(B+, NR)	01/18/31	11.422	679,788
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, 3 mo. USD Term SOFR + 5.662% (1),(8)	(NR, Ba3)	01/18/31	10.972	697,054
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, 3 mo. USD Term SOFR + 6.112% (1),(8)	(BB-, NR)	01/27/31	11.463	1,078,344
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A (1),(8),(11)	(NR, NR)	07/25/27	0.000	75
1,000	KKR CLO 16 Ltd., Rule 144A, 3 mo. USD Term SOFR + 7.372% (1),(8)	(BB-, NR)	10/20/34	12.698	903,367
500	KKR CLO 20 Ltd., Rule 144A, 3 mo. USD Term SOFR + 5.762% (1),(8)	(NR, Ba3)	10/16/30	11.070	444,778
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, 3 mo. USD Term SOFR + 6.342% (1),(8)	(NR, Ba3)	04/15/29	11.650	684,409
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, 3 mo. USD LIBOR + 5.750% (1),(8)	(NR, Ba1)	01/22/35	11.357	915,820
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, 3 mo. USD Term SOFR + 7.492% (1),(8)	(BB-, NR)	10/20/32	12.818	941,788
742	Stratus CLO Ltd., 2021-1A, Rule 144A, 3 mo. USD Term SOFR + 1.062% (1),(8)	(NR, Aaa)	12/29/29	6.388	737,950
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, 3 mo. USD Term SOFR + 6.412% (1),(8)	(NR, Ba3)	07/20/30	11.738	355,744
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, 3 mo. USD Term SOFR + 3.762% (1),(8)	(NR, Ba1)	10/20/31	9.088	851,575
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, 3 mo. USD LIBOR + 5.750% (1),(8)	(NR, Ba3)	06/20/29	11.260	628,521
500	Voya CLO Ltd., 2014-4A, Rule 144A, 3 mo. USD Term SOFR + 3.612% (1),(8)	(BBB-, NR)	07/14/31	8.923	445,018
TOTAL ASSET BACKED SECURITIES (Cost $20,397,969)					18,032,700

Shares

COMMON STOCKS (1.0%)
Auto Parts & Equipment (0.1%)
23,475	Jason, Inc.(6)	281,702

Cable & Satellite TV (0.1%)
54,000	Altice USA, Inc., Class A(6)	183,060

Chemicals (0.1%)
1,512	Project Investor Holdings LLC(5),(6),(7),(11)	15

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

Shares		Value

COMMON STOCKS (continued)
Chemicals (continued)
25,202	Proppants Holdings LLC(5),(6),(7),(11)	$504
6,341	UTEX Industries, Inc.(6)	410,054
		410,573
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Class A(5),(6),(7),(11)	372

Metals & Mining - Excluding Steel (0.5%)
1,100,000	Taseko Mines Ltd.(3),(6)	1,679,772

Personal & Household Products (0.1%)
29,405	Serta Simmons Common(6)	430,783

Pharmaceuticals (0.0%)
37,299	Akorn, Inc.(6),(7)	10,257

Private Placement (0.1%)
50,013	Technicolor Creative Studios SA(6),(13)	143,093
249,816	Vantiva SA(6),(13)	52,966
		196,059
Specialty Retail (0.0%)
66	Eagle Investments Holding Co. LLC, Class B(5),(6),(7)	1

Theaters & Entertainment (0.0%)
134,615	Vantiva SA(2),(6)	28,448
TOTAL COMMON STOCKS (Cost $4,496,947)		3,221,027

WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(7),(11)	—

Investments & Misc. Financial Services (0.0%)
4,554	Altisource Solutions Sarl, expires 05/31/2027(5),(6),(7)	10,474
9,954	CC Neuberger Principal Holdings III, expires 12/31/2027(6)	1,793
26,666	DHC Acquisition Corp., expires 12/31/2027(6)	1,675
6,000	Movella Holdings, Inc., expires 12/31/2027(6)	497
2,500	Northern Star Investment Corp. IV, expires 12/31/2027(6)	115
2,000	Pivotal Investment Corp. III, expires 12/31/2027(6)	10
		14,564
Private Placement (0.0%)
1,502,025	Technicolor Creative Studios SA(6),(13)	42,279

Recreation & Travel (0.0%)
29,277	Cineworld Group PLC, expires 12/21/2025(6),(7)	—
TOTAL WARRANTS (Cost $34,050)		56,843

SHORT-TERM INVESTMENTS (10.3%)
23,950,575	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.26%	23,950,575
8,831,599	State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(14)	8,831,599
TOTAL SHORT-TERM INVESTMENTS (Cost $32,782,174)		32,782,174
TOTAL INVESTMENTS AT VALUE (104.4%) (Cost $352,575,862)		333,957,308
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.4%)		(14,116,228)
NET ASSETS (100.0%)		$319,841,080

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities amounted to a value of $171,772,621 or 53.7% of net assets.
(2)	This security is denominated in Euro.
(3)	Security or portion thereof is out on loan.
(4)	Bond is currently in default.
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund's valuation designee under the oversight of the Board of Trustees.
(6)	Non-income producing security.
(7)	Security is valued using significant unobservable inputs.
(8)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2023. The rate may be subject to a cap and floor.
(9)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(10)	The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of July 31, 2023.
(11)	Illiquid security.
(12)	All or a portion is an unfunded loan commitment.
(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
July 31, 2023 (unaudited)

INVESTMENT ABBREVIATIONS
1 mo. = 1 month
2 mo. = 2 month
3 mo. = 3 month
6 mo. = 6 month
EURIBOR = Euro Interbank Offered Rate
LIBOR = London Interbank Offered Rate
NR = Not Rated
Sarl = société à responsabilité limitée
SOFR = Secured Overnight Financing Rate
WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
CAD	429,000	USD	319,788	10/11/23	Barclays Bank PLC	$319,788	$326,226	$6,438
CAD	2,068,000	USD	1,526,325	10/11/23	Deutsche Bank AG	1,526,325	1,572,575	46,250
CAD	264,000	USD	196,710	10/11/23	JPMorgan Chase	196,710	200,754	4,044
CAD	385,000	USD	287,606	10/11/23	Morgan Stanley	287,606	292,767	5,161
EUR	158,384	USD	167,356	10/11/23	Barclays Bank PLC	167,356	175,225	7,869
EUR	382,561	USD	411,980	10/11/23	Deutsche Bank AG	411,980	423,240	11,260
EUR	633,516	USD	667,951	10/11/23	Morgan Stanley	667,951	700,879	32,928
GBP	1,961	USD	2,162	10/11/23	Deutsche Bank AG	2,162	2,525	363
Total Unrealized Appreciation								$114,313

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	3,434,021	CAD	4,642,000	10/11/23	Deutsche Bank AG	$(3,434,021)	$(3,529,933)	$(95,912)
USD	393,871	CAD	528,000	10/11/23	Morgan Stanley	(393,871)	(401,509)	(7,638)
USD	3,249,777	EUR	3,146,601	10/11/23	Deutsche Bank AG	(3,249,777)	(3,481,183)	(231,406)
USD	922,998	EUR	840,187	10/11/23	Morgan Stanley	(922,998)	(929,526)	(6,528)
USD	2,186	GBP	1,962	10/11/23	Deutsche Bank AG	(2,186)	(2,524)	(338)
Total Unrealized Depreciation								$(341,822)
Total Net Unrealized Appreciation/(Depreciation)								$(227,509)

Currency Abbreviations:
CAD = Canadian Dollar
EUR = Euro
GBP = British Pound
USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical investments

●	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$157,370,960	$74,356	$157,445,316
Bank Loans	—	108,600,832	13,818,416	122,419,248
Asset Backed Securities	—	18,032,700	—	18,032,700
Common Stocks	2,293,615	916,263	11,149	3,221,027
Warrants	4,090	42,279	10,474	56,843
Short-term Investments	32,782,174	—	—	32,782,174
	$35,079,879	$284,963,034	$13,914,395	$333,957,308
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$114,313	$—	$114,313

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$341,822	$—	$341,822

* Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2023 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2022	$83,406	$22,979,439	$545,688	$0	(1)	$23,608,533
Accrued discounts (premiums)	(3,949)	75,117	-	-		71,168
Purchases	-	6,700,944	159,189	-		6,860,133
Sales	(17,653)	(11,717,498)	(2,648)	-		(11,737,799)
Realized gain (loss)	(30,669)	(502,944)	2,648	-		(530,965)
Change in unrealized appreciation (depreciation)	43,221	1,312,869	(12,229)	10,474		1,354,335
Transfers into Level 3	-	2,913,512	10,257	-		2,923,769
Transfers out of Level 3	-	(7,943,023)	(691,756)	-		(8,634,779)
Balance as of July 31, 2023	$74,356	$13,818,416	$11,149	$10,474		$13,914,395

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2023	$(8,345)	$420,510	$-	$10,474		$422,639

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value	Valuation	Unobservable	Price Range
Asset Class	At 07/31/2023	Technique	Input	(Weighted Average)*
Corporate Bonds	$64,981	Income Approach	Expected Remaining Distribution	$0.53 - $0.65 ($0.59)
	9,375	Vendor Pricing	Single Broker Quote	0.01 (N/A)
Bank Loans	13,818,416	Vendor Pricing	Single Broker Quote	0.00 - 1.00 (0.93)
Common Stocks	892	Income Approach	Expected Remaining Distribution	0.01 - 0.02 (0.01)
	10,257	Vendor Pricing	Single Broker Quote	0.28 (N/A)
Warrants	10,474	Income Approach	Expected Remaining Distribution	0.00 - 2.30 (2.30)
	0	Vendor Pricing	Single Broker Quote	0.00 (N/A)

* Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended July 31, 2023, $2,923,769 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $8,634,779 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.